As filed with the Securities and Exchange Commission on  November 17, 1998
                               File No. 333-19725
                               File No. 811-08017
                              SECURITIES AND EXCHANGE COMMISSION
                                    WASHINGTON, D.C. 20549
                                           FORM N-4
                 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ( )
                               Pre-effective Amendment No. ( )
                             Post-effective Amendment No. 3 ( X )
                                            and/or
                         REGISTRATION STATEMENT UNDER THE INVESTMENT
                                   COMPANY ACT OF 1940 ( )
                               Pre-effective Amendment No. ( )
                             Post-effective Amendment No. 7 ( X )
                               (Check appropriate box or boxes)
                                -----------------------------

                       ANNUITY INVESTORS(REGISTERED) VARIABLE ACCOUNT B
                                  (Exact Name of Registrant)

                     ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED)
                                     (Name of Depositor)
                                        P.O. Box 5423
                                 Cincinnati, Ohio 45201-5423
               (Address of Depositor's Principal Executive Offices) (Zip Code)

                      Depositor's Telephone Number, including Area Code:
                                        (800) 789-6771

                                    Mark F. Muething, Esq.
                     Senior Vice President, Secretary and General Counsel
                           Annuity Investors Life Insurance Company
                                        P.O. Box 5423
                                 Cincinnati, Ohio 45201-5423
                           (Name and Address of Agent for Service)

                                           Copy to:

                                     John P. Gruber, Esq.
                           Annuity Investors Life Insurance Company
                                        P. O. Box 5423
                                Cincinnati, Ohio  45201-5323

It is proposed that this filing will become effective:

/------/ Immediately  upon filing pursuant to Rule 485(b)
/------/ On  pursuant to Rule 485(b)
/------/ 60 days after filing pursuant to Rule 485(a)(1)
/--X---/ On February 4, 1999 pursuant to Rule 485(a)(1)
/------/ 75 days after filing pursuant to Rule 485 (a)(2)
/------/ On pursuant to Rule 485(a)(2)



                                    CROSS REFERENCE SHEET
                                   Pursuant to Rule 495(a)

                              (Commodore Navigator(SERVICEMARK))


                           Showing Location in Part A (Prospectus),
         Part B (Statement of Additional Information) and Part C (Other Information)
                  of Registration Statement Information Required by Form N-4


                                            PART A
        Item of Form N-4                                 Prospectus Caption
 1.      Cover Page....................................    Cover Page

 2.      Definitions...................................    Definitions

 3.      Synopsis......................................    Overview

 4.      Condensed Financial Information

         (a)    Accumulation Unit Values...............    Condensed Financial Information

         (b)    Performance Data.......................    Performance Information

         (c)    Financial Statements...................    Financial Statements

 5.      General Description of Registrant, Depositor
         and Portfolio
         Companies
         (a)    Depositor..............................    Annuity Investors Life Insurance
                                                           Company(REGISTERED)
         (b)    Registrant.............................    The Separate Account

         (c)    Portfolio Companies....................    The Portfolios

         (d)    Portfolio Prospectuses.................    The Portfolios

         (e)    Voting Rights..........................    Voting Rights

6.       Deductions and Expenses
         (a)    General................................    Charges and Deductions

         (b)    Sales Load %...........................    Contingent Deferred Sales Charge

         (c)    Special Purchase Plan..................    Contingent Deferred Sales Charge

         (d)    Commissions............................    AAG Securities, Inc.

         (e)    Portfolio Expenses.....................    Fee Table

         (f)    Operating Expenses.....................    Fee Table

7.       Contracts
         (a)    Persons with Rights....................    Persons with Rights Under a Contract;
                                                           Voting Rights
         (b)(i) Allocation of Premium Payments.........    Purchase Payments

           (ii) Transfers.............................     Transfers

          (iii) Exchanges.............................     Additions, Deletions or Substitutions

         (c)    Changes................................    Not Applicable

         (d)    Inquiries..............................    How Do I Contact the Company

8.       Annuity Period................................    Benefit Payment Period

9.       Death Benefit.................................    Death Benefit

10.      Purchases and Contract Values
         (a)    Purchases..............................    Purchase Payments; Investment
                                                           Options--Allocations
         (b)    Valuation..............................    Account Value; Definitions

         (c)    Daily Calculation......................    Account Value; Accumulation Units;
                                                           Definitions
         (d)    Underwriter............................    AAG Securities, Inc.

11.      Redemptions
         (a)    By Owner...............................    Surrenders

                By Annuitant...........................    Not Applicable

         (b)    Texas ORP..............................    Texas Optional Retirement Program

         (c)    Check Delay............................    Surrenders

         (d)    Free Look..............................    Right to Cancel

12.      Taxes.........................................    Federal Tax Matters

13.      Legal Proceedings.............................    Legal Proceedings

14.      Table of Contents for the Statement of
         Additional                                        Statement of Additional Information
         Information...................................


                                               PART B

                                                           Statement of Additional
         Item of Form N-4                                  Information Caption
15.      Cover Page....................................    Cover Page

16.      Table of Contents.............................    Table of Contents

 17.     General Information and History...............    General Information and History

18.      Services
         (a)    Fees and Expenses of Registrant........    (Prospectus) Summary of Expenses

         (b)    Management Contracts...................    Not Applicable

         (c)    Custodian..............................    Not Applicable

                Independent Auditors...................    Experts

         (d)    Assets of Registrant...................    Not Applicable

         (e)    Affiliated Person......................    Not Applicable

         (f)    Principal Underwriter..................    Not Applicable

19.      Purchase of Securities Being Offered..........    (Prospectus) AAG Securities, Inc.

         Offering Sales Load...........................    (Prospectus) Contingent Deferred Sales
                                                           Charge

20.      Underwriters..................................    AAG Securities, Inc.

21.      Calculation of Performance Data
         (a)    Money Market Funded Sub-Accounts.......    Money Market Sub-Account Standardized
                                                           Yield
                                                           Calculation
         (b)    Other Sub-Accounts.....................    Not Applicable

22.      Annuity Payments..............................    (Prospectus) Fixed Dollar Benefit;
                                                           Variable Dollar Benefit; (SAI) Benefit
                                                           Units--Transfer Formulas

23.      Financial Statements..........................    Financial Statements





                                               PART C


         Item of Form N-4                                  Part C Caption
24.      Financial Statements and Exhibits.............    Financial Statements and Exhibits

         (a)    Financial Statements...................    Financial Statements

         (b)    Exhibits...............................    Exhibits

25.      Directors and Officers of the Depositor.......    Directors and Officers of Annuity
                                                           Investors Life
                                                           Insurance Company(REGISTERED)

 26.     Persons Controlled By or Under Common Control     Persons Controlled By Or Under Common
         With the                                          Control With the Depositor or Registrant
         Registrant....................................

 27.     Number of Owners..............................    Number of Owners

 28.     Indemnification...............................    Indemnification

29.      Principal Underwriters........................    Principal Underwriter

30.      Location of Accounts and
         Records.......................................    Location of Accounts and Records

31.      Management Services...........................    Management Services

32.      Undertakings..................................    Undertakings

         Signature Page................................    Signature Page



ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED)
ANNUITY INVESTORS(REGISTERED) VARIABLE ACCOUNT B
PROSPECTUS for
The Commodore Navigator(SERVICEMARK)
Individual and Group Flexible Premium Deferred Annuities

May 1, 1999

The Commodore Navigator(SERVICEMARK) individual and group flexible premium deferred annuity contracts (the "Contracts") are issued by Annuity Investors Life Insurance Company(REGISTERED) (the "Company"). The Contracts offer both variable and fixed investment options. Contracts qualify for tax-deferred treatment during the Accumulation Period. Contracts are available for tax-qualified and non-tax-qualified annuity purchases.

The variable investment options under the Contracts are Sub-Accounts of Annuity Investor(REGISTERED) Variable Account B (the "Separate Account"). The Contracts currently offer 25 Sub-Accounts. Each Sub-Account is invested in shares of a registered investment company or a portfolio thereof (each, a "Portfolio"). The Portfolios are listed below.

Janus Aspen Series (5 Portfolios)
    -Aggressive Growth Portfolio
    -Worldwide Growth Portfolio
    -Balanced Portfolio
    -Growth Portfolio
    -International Growth Portfolio

Dreyfus Variable Investment Fund (4 Portfolios)
    -Capital Appreciation Portfolio
    -Money Market Portfolio
    -Growth and Income Portfolio
    -Small Cap Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Stock Index Fund

Strong Opportunity Fund II, Inc.
Strong Variable Insurance Funds, Inc. (1 Portfolio)
    -Strong Growth Fund II


INVESCO Variable Investment Funds, Inc. (3 Portfolios)
    -Industrial Income Portfolio
    -Total Return Portfolio
    -High Yield Portfolio

Morgan Stanley Universal Funds, Inc. (5 Portfolios)
    -Mid-Cap Value Portfolio
    -Value Portfolio
    -Fixed Income Portfolio
    -U.S. Real Estate Portfolio
    -Emerging Markets Equity Portfolio

PBHG Insurance Series Fund, Inc. (3 Portfolios)
    -PBHG Growth II Portfolio
    -PBHG Large Cap Growth Portfolio
    -PBHG Technology & Communications Portfolio

The Timothy Plan Variable Series

This prospectus includes information you should know before investing in The Commodore Navigator. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A statement of additional information ("SAI"), dated May 1, 1999, contains more information about the Separate Account and the Contracts. The SAI has been filed with the Securities and Exchange Commission and is part of this prospectus. For a free copy, complete and return the form on page ____ of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the Securities and Exchange Commission with respect to the Contracts, the Separate Account or the Company) at the Securities and Exchange Commission's Web site: http://www.sec.gov. The table of contents for the SAI is printed on page _____ of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
These securities may be sold by a bank or credit union, but are not financial institution products.

*  The Contracts are Not FDIC or NCUSIF Insured
*  The Contracts are Obligations of the Company and Not of the Bank or Credit
   Union
* The Bank or Credit Union Does Not Guarantee the Company's Obligations Under the Contracts
*  The Contracts Involve Investment Risk and May Lose Value
--------------------------------------------------------------------------------

                                   TABLE OF CONTENTS

                                                                          Page
DEFINITIONS                                                                4
OVERVIEW                                                                   5
   What is the Separate Account?                                           5
   What Are the Contracts?                                                 5
   How Do I Purchase or Cancel a Contract?                                 5
   Will Any Penalties or Charges Apply If I Surrender a Contract?          5
   What Other Charges and Deductions Apply to the Contract?                5
   How Do I Contact the Company?                                           5
FEE TABLE                                                                  6
   Owner Transaction Expenses                                              6
   Separate Account Annual Expenses                                        6
   Portfolio Annual Expenses for Year Ended 12/31/98                       6
   Examples                                                                7
CONDENSED FINANCIAL INFORMATION                                            8
   Financial Statements                                                    9
   Performance Information                                                 9
    Yield Data                                                             9
    Total Return Data                                                      9
    Other Performance Measures                                             9
THE PORTFOLIOS                                                            10
   Janus Aspen Series                                                     10
    Aggressive Growth Portfolio                                           10
    Worldwide Growth Portfolio                                            10
    Balanced Portfolio                                                    10
    Growth Portfolio                                                      10
    International Growth Portfolio                                        10
   Dreyfus Portfolios                                                     11
    Dreyfus Variable Investment Fund-Capital Appreciation Portfolio       11
    Dreyfus Variable Investment Fund-Money Market Portfolio               11
    Dreyfus Variable Investment Fund-Growth and Income Portfolio          11
    Dreyfus Variable Investment Fund-Small Cap Portfolio                  11
    The Dreyfus Socially Responsible Growth Fund, Inc.                    11
    Dreyfus Stock Index Fund                                              11
   Strong Portfolios                                                      12
    Strong Opportunity Fund II, Inc.                                      12
    Strong Variable Insurance Funds, Inc.-Strong Growth Fund II           12
   INVESCO Variable Investment Funds, Inc.                                12
    Industrial Income Portfolio                                           12
    Total Return Portfolio                                                12
    High Yield Portfolio                                                  12
   Morgan Stanley Universal Funds, Inc.                                   13
    Mid Cap Value Portfolio                                               13
    Value Portfolio                                                       13
    Fixed Income Portfolio                                                13
    U.S. Real Estate Portfolio                                            13
    Emerging Markets Equity Portfolio                                     13
   PBHG Insurance Series Fund, Inc.                                       14
    PBHG Growth II Portfolio                                              14
    PBHG Large Cap Growth Portfolio                                       14
    PBHG Technology & Communications Portfolio                            14


                                      -2-

   The Timothy Plan Variable Series                                       14
   Additions, Deletions, or Substitutions                                 15
   Voting Rights                                                          15
ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED)                      16
THE SEPARATE ACCOUNT                                                      16
AAG SECURITIES, INC.                                                      16
CHARGES AND DEDUCTIONS                                                    17
   Charges and Deductions By the Company                                  17
    Contingent Deferred Sales Charge ("CDSC")                             17
    Contract Maintenance Fee                                              18
    Transfer Fee                                                          18
    Administration Charge                                                 18
    Mortality and Expense Risk Charge                                     19
    Premium Taxes                                                         19
    Discretionary Waivers of Charges                                      19
   Expenses of the Portfolios                                             19
THE CONTRACTS                                                             20
   Right to Cancel                                                        20
   Persons With Material Rights Under a Contract                          20
ACCUMULATION PERIOD                                                       21
   Account Statements                                                     21
   Account Value                                                          21
   Purchase Payments                                                      22
   Investment Options--Allocations                                        22
   Transfers                                                              23
   Surrenders                                                             25
   Contract Loans                                                         26
   Termination                                                            26
BENEFIT PAYMENT PERIOD                                                    27
   Annuity Benefit                                                        27
   Death Benefit                                                          27
   Settlement Options                                                     27
    Form of Settlement Option                                             28
    Calculation of Fixed Dollar Benefit Payments                          28
    Calculation of Variable Dollar Benefit Payments                       28
FEDERAL TAX MATTERS                                                       29
   Tax-Deferred Annuities                                                 29
   Tax Qualified Plans                                                    30
    Individual Retirement Annuities                                       30
    Roth IRAs                                                             30
    Tax-Sheltered Annuities                                               30
    Texas Optional Reti8rement Program                                    30
    Pension and Profit Sharing Plans                                      30
    Governmental Deferred Compensation Plans                              30
   Nonqualified Deferred Compensation Plans                               30
   Summary of Income Tax Rules                                            31
THE REGISTRATION STATEMENT                                                32
OTHER INFORMATION                                                         32
   Year 2000                                                              32
   Legal Proceedings                                                      32
STATEMENT OF ADDITIONAL INFORMATION                                       33

DEFINITIONS
--------------------------------------------------------------------------------
The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.

Account Value: The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the owner's interest in the Sub-Accounts and the owner's interest in thefixed account options.

Accumulation Period: This is the period during which purchase payments are invested according to the investment options elected and accumulated on a tax-deferred basis. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.

Accumulation  Unit:    The unit of measure  used to  calculate  the value of a
owner's interest in the Sub-Account(s) during the Accumulation Period.

Accumulation Unit Value: The value of an Accumulation Unit at the end of a Valuation Period. The initial Accumulation Unit Value for each Sub-Account other than the money market Sub-Account was set at $10. The initial Accumulation Unit Value for the money market Sub-Account was set at $1. Thereafter, the Accumulation Unit Value for a Sub-Account at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Sub-Account for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period.

Benefit Payment Period: The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

Benefit Unit: The unit of measure used to determine the dollar value of variable dollar benefit payments after the first variable dollar benefit payment.

Benefit Unit Value: The value of a Benefit Unit at the end of a Valuation Period. The initial Benefit Unit Value for a Sub-Account will be set equal to the Accumulation Unit Value for that Sub-Account at the end of the first Valuation Period in which a variable dollar benefit is established. The Benefit Unit Value for a Sub-Account at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Sub-Account for the current Valuation Period, and multiplied by a daily investment factor (0.99991781) for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the stream of variable dollar benefit payments.

Death Benefit Valuation Date: The date the death benefit is valued. It is the date that the Company receives both proof of the death of the owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death. The Death Benefit Valuation Date may never be later than five years after the date of death.

Net Asset Value: The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio's shares or units are redeemed in accordance with the rules of the Securities and Exchange Commission.

Net Investment Factor: The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge deducted from the Sub-Account during that Valuation Period, where:

NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Sub-Account or changes in tax reserves due to investment operations of the Sub-Account or changes in tax law.

Valuation Period: The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date. "Valuation Date" means each day on which the New York Stock Exchange is open for business.

OVERVIEW

What is the Separate Account?

The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account is divided into Sub-Accounts, each of which is invested in one of the Portfolios listed on page 1 of this prospectus. If you choose a variable investment option, you are investing in the Sub-Accounts, not directly in the Portfolios.

What Are the Contracts?
The Contracts are deferred annuities, which are insurance products. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which qualify for tax-deferred investment. See the Federal Tax Matters section beginning on page ____ of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the 25 variable investment options and five fixed account options. The variable investment options are the Sub-Accounts of the Separate Account, each of which is invested in a Portfolio. The owner bears the risk of any investment gain or loss on amounts allocated to the Sub-Accounts. The fixed account options earn a fixed rate of interest declared by the Company, which will be no less than 3% per year. Amounts allocated to the fixed account options are guaranteed by the Company.

During the Benefit Payment Period, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit is selected, Benefit Units can be allocated to any of the same Sub-Accounts which are available during the Accumulation Period.

How Do I Purchase or Cancel a Contract?
The requirements to purchase a Contract are explained in The Contracts section beginning on page ____ of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within twenty days after you receive it (the right to cancel may be longer in some States). In many States, you will bear the risk of investment gain or loss on any amounts allocated to the Sub-Accounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described in the Right to Cancel section on page ___ of this prospectus.

Will Any Penalties or Charges Apply If I Surrender a Contract?
A Contingent Deferred Sales Charge ("CDSC") may be imposed on amounts surrendered. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases by 1% annually to 0% after seven years from the date of receipt of each purchase payment. Surrender procedures and the CDSC are described in the Surrenders section beginning on page ____ of this prospectus. Depending on your age and other circumstances of a surrender, there may also be a penalty tax on surrender. Tax consequences of a surrender are described in the Federal Tax Matters section on page ____ of this prospectus. The right to surrender may be restricted under certain tax-qualified plans.

What Other Charges and Deductions Apply to the Contract?
Other than the CDSC, the fees and charges that the Company may charge are:
o   a transfer fee for certain transfers between investment options;
o an annual contract maintenance fee, which is assessed only against invest-ments in the
    Sub-Accounts;
o a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Sub-Accounts;
o an administration charge, which is an expense of the Separate Account and charged against all assets in the Sub-Accounts; and
o   premium taxes in some States.

These charges and deductions are described in the Charges and Deductions section beginning on page _____ of this prospectus and in the Fee Table on page ____ of this prospectus.

In addition to charges and deductions under the Contracts, the Portfolios incur expenses which are passed through to owners. Portfolio expenses for the fiscal year ending December 31, 1998 are included in the Fee Table on page ____ of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.

How Do I Contact the Company?
Any questions or inquiries should be directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, (800) 789-6771. Please
include the Contract number and the owner's name.


FEE TABLE
-------------------------------------------------------------------------------------------------------------------

Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge (applies to purchase payments only)                            7%
Transfer Fee (applies to transfers in excess of 12 in any contract year)                                $25
Annual Contract Maintenance Fee (not assessed against fixed account options)                            $30

Separate Account Annual Expenses
(Annual expenses shown are a percentage of Separate Account net assets and are the same for each Sub-Account.)
Mortality and Expense Risk Charge                                                                      1.25%
Administration Charge                                                                                  0.15%

Portfolio Annual Expenses for Year Ended 12/31/981
(Fees and expenses shown are after any applicable fee waivers or reductions or expense reimbursements. Actualfees and expenses are disclosed in note 1 at the back of this prospectus.)

    Sub-Account                                                                   Management Fees       Other           Total
                                                                                                      Expenses        Expenses
    ----------------------------------------------------------------------------- ----------------- -------------- ----------------
    Janus A.S.-Aggressive Growth Portfolio
    Janus A.S.-Worldwide Growth Portfolio
    Janus A.S.-Balanced Portfolio
    Janus A.S.-Growth Portfolio
    Janus A.S.-International Growth Portfolio
    Dreyfus V.I.F.-Capital Appreciation Portfolio
    Dreyfus V.I.F.-Money Market Portfolio
    Dreyfus V.I.F.-Growth and Income Portfolio
    Dreyfus V.I.F.-Small Cap Portfolio
    The Dreyfus Socially Responsible Growth Fund, Inc.
    Dreyfus Stock Index Fund
    Strong Opportunity Fund II, Inc.
    Strong Variable Insurance Funds, Inc.-Strong Growth Fund II
    INVESCO VIF -Industrial Income Portfolio
    INVESCO VIF-Total Return Portfolio
    INVESCO VIF-High Yield Portfolio
    Morgan Stanley Universal Funds, Inc.-Mid-Cap Value Portfolio
    Morgan Stanley Universal Funds, Inc.-Value Portfolio
    Morgan Stanley Universal Funds, Inc.-Fixed Income Portfolio
    Morgan Stanley Universal Funds, Inc.-U.S. Real Estate Portfolio
    Morgan Stanley Universal Funds, Inc.-Emerging Markets Equity Portfolio
    PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio
    PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio
    PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio
    The Timothy Plan Variable Series


Examples                                                                                   Example #1--Assuming Surrender

                                                                                   If the owner surrenders his or her Contract at
                                                                                     the end of the applicable time period, the
                                                                                   following expenses would be charged on a $1,000
                                                                                                     investment:
Sub-Account                                                                         1 Year      3 Years      5 Years     10 Years
--------------------------------------------------------------------------------- ------------ ----------- ------------ ------------
Janus A.S.-Aggressive Growth Portfolio
Janus A.S.-Worldwide Growth Portfolio
Janus A.S.-Balanced Portfolio
Janus A.S.-Growth Portfolio
Janus A.S.-International Growth Portfolio
Dreyfus V.I.F.-Capital Appreciation Portfolio
Dreyfus V.I.F.-Money Market Portfolio
Dreyfus V.I.F.-Growth and Income Portfolio
Dreyfus V.I.F.-Small Cap Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Stock Index Fund
Strong Opportunity Fund II, Inc.
Strong Variable Insurance Funds, Inc.-Strong Growth Fund II
INVESCO VIF-Industrial Income Portfolio
INVESCO VIF-Total Return Portfolio
INVESCO VIF-High Yield Portfolio
Morgan Stanley Universal Funds, Inc.-Mid-Cap Value Portfolio
Morgan Stanley Universal Funds, Inc.-Value Portfolio
Morgan Stanley Universal Funds, Inc.-Fixed Income Portfolio
Morgan Stanley Universal Funds, Inc.-U.S. Real Estate Portfolio
Morgan Stanley Universal Funds, Inc.-Emerging Markets Equity Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio
The Timothy Plan Variable Series

                                       -7-



 Examples                                                                                Example #2--Assuming No Surrender


                                                                                     If the owner does not surrender his or her
                                                                                  Contract, or if it is annuitized, the following
                                                                                  expenses would be charged on a $1,000 investment
                                                                                     at the end of the applicable time period:
 ----------------------------------------------------------------------------------------------------------------------------------
      Sub-Account                                                                  1 Year       3 Years      5 Years     10 Years
      --------------------------------------------------------------------------------------- ------------ ----------- -------------
      Janus A.S.-Aggressive Growth Portfolio
      Janus A.S.-Worldwide Growth Portfolio
      Janus A.S.-Balanced Portfolio
      Janus A.S.-Growth Portfolio
      Janus A.S.-International Growth Portfolio
      Dreyfus V.I.F.-Capital Appreciation Portfolio
      Dreyfus V.I.F.-Money Market Portfolio
      Dreyfus V.I.F.-Growth and Income Portfolio
      Dreyfus V.I.F.-Small Cap Portfolio
      The Dreyfus Socially Responsible Growth Fund, Inc.
      Dreyfus Stock Index Fund
      Strong Opportunity Fund II, Inc.
      Strong Variable Insurance Funds, Inc.-Strong Growth Fund II
      INVESCO VIF-Industrial Income Portfolio
      INVESCO VIF-Total Return Portfolio
      INVESCO VIF-High Yield Portfolio
      Morgan Stanley Universal Funds, Inc.-Mid-Cap Value Portfolio
      Morgan Stanley Universal Funds, Inc.-Value Portfolio
      Morgan Stanley Universal Funds, Inc.-Fixed Income Portfolio
      Morgan Stanley Universal Funds, Inc.-U.S. Real Estate Portfolio
      Morgan Stanley Universal Funds, Inc.-Emerging Markets Equity Portfolio
      PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio
      PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio
      PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio
      The Timothy Plan Variable Series


The examples are not indicative of past or future expenses or annual rates of return of any Portfolio. Actual expenses and annual rates of return may be more or less than those assumed in the examples. The examples assume the reinvestment of all dividends and distributions, no transfers among Sub-Accounts or between the fixed account options and the Sub-Accounts and a 5% annual rate of return. The contract maintenance fee is reflected in the examples as a charge of ___ per year based on the ratio of actual contract maintenance fees collected for the year ended 12/31/98 to total net assets as of 12/31/98. The examples do not include charges for premium taxes.

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
(See notes 2 and 3 at the back of this prospectus.)



          Sub-Account                                               Standard Contracts            Enhanced Contracts2
                                                                 12/31/97       12/31/98        12/31/97         12/31/98
Janus     Aggressive Growth Portfolio
Aspen                    Accumulation Unit Value              10.723950                        10.738659
Series                   Accumulation Units Outstanding       2,830.076                            0.000
          -----------------------------------------------  ------------------  -------------  -------------  --------------
          Worldwide Growth Portfolio
                         Accumulation Unit Value               9.935860                         9.949496
                         Accumulation Units Outstanding      56,665.753                            0.00
          -----------------------------------------------  ------------------  -------------  -------------  --------------
          Balanced Portfolio
                         Accumulation Unit Value              10.604609                        10.619159
                         Accumulation Units Outstanding      30,519.754                            0.00

          -----------------------------------------------  ------------------  -------------  -------------  --------------
          Growth Portfolio
                         Accumulation Unit Value              10.239960                        10.254006
                         Accumulation Units Outstanding       32,737.51                            0.000
          -----------------------------------------------  ------------------  -------------  -------------  --------------
          International Growth Portfolio
                         Accumulation Unit Value               9.735841                         9.749214
                         Accumulation Units Outstanding      12,541.039                            0.000
          -----------------------------------------------  ------------------  -------------  -------------  --------------
Dreyfus   Capital Appreciation Portfolio
Variable                 Accumulation Unit Value              10.103905                        10.117776
Investment               Accumulation Units Outstanding      18,347.666                            0.00
Fund
          -----------------------------------------------  ------------------  -------------  -------------  --------------
           Money Market Portfolio
                         Accumulation Unit Value               1.016499                         1.017876
                         Accumulation Units Outstanding           0.000                            0.000
          -----------------------------------------------  ------------------  -------------  -------------  --------------
          Growth and Income Portfolio
                         Accumulation Unit Value              10.196538                        10.210527
                         Accumulation Units Outstanding       32,231.76                             0.00
          ----------------------------------------------    -----------------  -------------  -------------  -------------
          Small Cap Portfolio
                         Accumulation Unit Value              10.362314                        10.376538
                         Accumulation Units Outstanding      41,359.506                            0.000
--------------------------------------------------------    ------------------ -------------  -------------  --------------
The Dreyfus Socially Responsible Growth Fund, Inc.
                         Accumulation Unit Value              10.320883                        10.335055
                         Accumulation Units Outstanding      26,332.500                            0.000
---------------------------------------------------------  ------------------  -------------  -------------  --------------
Dreyfus Stock Index Fund
                         Accumulation Unit Value              10.479569                        10.493943
                         Accumulation Units Outstanding      69,510.645                            0.000
---------------------------------------------------------  ------------------  -------------  -------------  --------------
Strong Opportunity Fund II, Inc.
                         Accumulation Unit Value              10.727356                        10.742083
                         Accumulation Units Outstanding       6,416.208                            0.000
---------------------------------------------------------  ------------------  -------------  -------------  --------------
Strong Variable Insurance Funds, Inc.-Strong Growth Fund II
                         Accumulation Unit Value              10.707133                        10.721828
                         Accumulation Units Outstanding       2,147.556                            0.000
---------------------------------------------------------  -----------------   -------------  -------------  ---------------
INVESCO   Industrial Income Portfolio
Variable                 Accumulation Unit Value               10.659157                       10.673778
Investment               Accumulation Units Outstanding       33,269.953                           0.000
Funds,
Inc.      ----------------------------------------------- -----------------   -------------  -------------  ---------------
          Total Return Portfolio
                         Accumulation Unit Value               10.503108                       10.517508
                         Accumulation Units Outstanding        14,641.93                           0.000
          -----------------------------------------------  -------------------- -------------  -------------  ---------------
          High Yield Portfolio
                         Accumulation Unit Value               10.687084                       10.701757
                         Accumulation Units Outstanding       10,260.821                           0.000
---------------------------------------------------------  ----------------- -------------  -------------  ---------------
Morgan    Mid-Cap Value Portfolio
Stanley                  Accumulation Unit Value               11.113227                       11.128478
Universal                Accumulation Units Outstanding       16,674.966                           0.000
Funds,
Inc.      -----------------------------------------------  ----------------- -------------  -------------  ---------------
          Value Portfolio
                         Accumulation Unit Value               10.204064                       10.218060
                         Accumulation Units Outstanding        9,944.401                           0.000
          -------------------------------------------------  ----------------- -------------  -------------  ---------------
          Fixed Income Portfolio
                         Accumulation Unit Value               10.412276                       10.426565
                         Accumulation Units Outstanding            4.653                           0.000
          -------------------------------------------------  ----------------- -------------  -------------  ---------------
          U.S. Real Estate Portfolio
                         Accumulation Unit Value               11.101269                       11.116503
                         Accumulation Units Outstanding        7,200.060                           0.000
          -------------------------------------------------  ----------------- -------------  -------------  ---------------
          Emerging Markets Equity Portfolio
                         Accumulation Unit Value                7.911559                        7.922446
                         Accumulation Units Outstanding        9,042.956                           0.000
          -------------------------------------------------  ----------------- -------------  -------------  ---------------
PBHG      PBHG Growth II Portfolio
Insurance                Accumulation Unit Value                9.511124                        9.524184
Series                   Accumulation Units Outstanding        6,195.935                           0.000
Fund,     -------------------------------------------------   ----------------- -------------  -------------  ---------------
Inc.      PBHG Large Cap Growth Portfolio
                         Accumulation Unit Value               10.150555                       10.164489
                         Accumulation Units Outstanding       11,415.131                           0.000
          -------------------------------------------------  ----------------- -------------  -------------  ---------------
          PBHG Technology & Communications Portfolio
                         Accumulation Unit Value                9.057045                        9.069487
                         Accumulation Units Outstanding       20,974.008                           0.000
---------------------------------------------------------    ----------------- -------------  -------------  ---------------
The Timothy Plan Variable Series3
                         Accumulation Unit Value                     N/A                             N/A
                         Accumulation Units Outstanding              N/A                             N/A

The table on the preceding page gives Accumulation Unit information for each Sub-Account from inception to December 31, 1998. This information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Sub-Account other than the Dreyfus Money Market Portfolio Sub-Account was
10.00000 as of July 15, 1997 (the Separate Account commencement date), or as of May 1, 1998 for the Timothy Plan Variable Series. The beginning Accumulation Unit Value for the Dreyfus Money Market Portfolio Sub-Account was 1.000000 as of July 15, 1997.

Financial Statements
The financial statements and reports of independent public accountants for the Company and for the Separate Account are included in the statement of additional information.

Performance Information
From time to time, the Company may advertise yields and/or total returns for the Sub-Accounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the statement of additional information.

Yield Data
The "yield" of the money market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified seven-day period. The "effective yield" of the money market Sub-Account is the same as the "yield" except that it assumes reinvestment of the income earned in that Sub-Account. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company does not advertise yields for any Sub-Account other than the money market Sub-Account.

Total Return Data
The "average annual total return" of a Sub-Account refers to hypothetical return assuming a purchase payment has been held in the Sub-Account for various periods of time. When a Sub-Account has been in operation for one, five and ten years, the average annual total return will be presented for these periods, although other periods may be presented as well. Average annual total return is the average of the hypothetical annual return for each year in the period presented.

"Cumulative total return" is either hypothetical or actual return data, either standardized or non-standardized, that reflects the performance of a Sub-Account from the beginning of the period presented to the end of the period presented, without determining the performance for each year within that period.
Hypothetical cumulative total return data may be presented based on the performance of a Sub-Account prior to the time the Separate Account commenced operations.

"Standardized" total return quotations reflect the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge ("CDSC") reflected in standardized total return is the percentage CDSC which would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. "Non-standardized" total return quotations do not reflect the deduction of CDSCs and contract maintenance fees.

Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges.

Other Performance Measures
The Company may include in reports and promotional literature the rankings of the Separate Account or the Contracts, or rankings of the Sub-Accounts derived from rankings of the Separate Account or the Contracts, as published by Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, Morningstar or any other service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria.

The Company may:
o compare the performance of a Sub-Account with applicable indices and/or industry averages;
o present performance information which reflects the effects of tax-deferred compounding on Sub-Account investment returns;
o compare investment return on a tax-deferred basis with currently taxable investment return;
o   illustrate investment returns by graphs, charts, or otherwise.

THE PORTFOLIOS
--------------------------------------------------------------------------------
The Separate Account is currently divided into 25 Sub-Accounts. Each Sub-Account is invested in a Portfolio. Each Portfolio has its own investment objectives and policies. The current Portfolio prospectuses which accompany this prospectus contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Sub-Accounts.

All dividends and capital gains distributed by the Portfolios are reinvested by the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to owners.

The Securities and Exchange Commission does not supervise the management or the investment practices and/or policies of any of the Portfolios.

The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.


Janus Aspen Series

Advisor:                    Aggressive Growth Portfolio
Janus Capital Corporation   A nondiversified portfolio that seeks long-term growth of capital by investing primarily in common stocks with an emphasis on securities issued by medium-sized companies.

Advisor:                    Worldwide Growth Portfolio
Janus Capital Corporation   A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers. International investing may present special risks, including currency fluctuations and social and political developments.  For further discussion of the risks associated with international investing, please see the attached Janus Aspen Series prospectus.

Advisor:                    Balanced Portfolio
Janus Capital Corporation   A diversified portfolio that seeks long-term growth of capital balanced by current income.  The
                            Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

Advisor:                    Growth Portfolio
Janus Capital Corporation   A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks, with an emphasis on companies with larger market capitalizations.

Advisor:                    International Growth Portfolio
Janus Capital Corporation   A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks of foreign issuers.  International investing may present special risks, including currency fluctuations and social and political developments.  For further discussion of the risks associated with international investing, please see the attached Janus Aspen Series prospectus.

                                                                              -10-

Dreyfus Portfolios

Advisor:                    Dreyfus Variable Investment Fund-Capital Appreciation Portfolio
The Dreyfus Corporation     The Capital Appreciation Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital.  Current income is a secondary
Sub-Advisor:                goal.  It seeks to achieve its goals by investing principally in common stocks of domestic
Fayez Sarofim & Co.         and foreign issuers, common stocks with warrants attached and debt securities of foreign governments.

Advisor:                    Dreyfus Variable Investment Fund-Money Market Portfolio
The Dreyfus Corporation     The Money Market Portfolio's goal is to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This
                            Portfolio invests in short-term money market instruments. An investment in the Money
                            Market Portfolio is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Advisor:                    Dreyfus Variable Investment Fund-Growth and Income Portfolio
The Dreyfus Corporation     The Growth and Income Portfolio's goal is to provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. This Portfolio invests primarily in equity securities, debt securities and money market instruments of domestic and foreign issuers.

Advisor:                    Dreyfus Variable Investment Fund-Small Cap Portfolio
The Dreyfus Corporation     The Small Cap Portfolio's goal is to maximize capital appreciation. This Portfolio invests primarily in common stocks of domestic and foreign issuers. This Portfolio will be particularly alert to companies that The Dreyfus Corporation considers to be emerging smaller-sized companies which are believed to be characterized by new or innovative products, services or processes which should enhance prospects for growth in future earnings.

Advisor:                    The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Corporation     The Dreyfus Socially Responsible Growth Fund, Inc.'s primary goal is to provide capital growth.  It seeks to achieve this goal by investing principally in common stocks, or
Sub-Advisor:                securities convertible into common stock, of companies which, in the opinion of the
NCM Capital Management GroupPortfolio's management, not only meet traditional investment standards, but also show
Inc.                        evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America.  Current income is a secondary goal.

Advisor:                    Dreyfus Stock Index Fund
The Dreyfus Corporation     The Dreyfus Stock Index Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the
Index Manager:              aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.  The
Mellon Equity Associates(an Stock Index Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.
affiliate of Dreyfus)
                                                                              -11-

Strong Portfolios

Advisor:                    Strong Opportunity Fund II, Inc.
Strong Capital Management,  The investment objective of the Strong Opportunity Fund II is to seek capital growth.  It
Inc.                        currently emphasizes medium-sized companies that the Portfolio's adviser believes are under-researched and attractively valued.

Advisor:                    Strong Variable Insurance Funds, Inc.-Strong Growth Fund II
Strong Capital Management,  The investment objective of the Strong Growth Fund II is to seek capital growth.  It
Inc.                        invests primarily in equity securities that the Portfolio's adviser believes have above-average growth prospects.

INVESCO Variable Investment
Inc.
Advisor:                    Industrial Income Portfolio
INVESCO Funds Group, Inc.   The investment objective of the Industrial Income Portfolio is to seek the best possible current income while following sound investment practices.  Capital growth potential is an additional, but secondary, consideration in the selection of portfolio securities.

Advisor:                    Total Return Portfolio
INVESCO Funds Group, Inc.   The investment objective of the Total Return Portfolio is to seek a high total return on investment through capital appreciation and current income. The Total Return Portfolio seeks to accomplish its objective by investing in a combination of equity securities
                            (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities.

Advisor:                    High Yield Portfolio
INVESCO Funds Group, Inc.   The investment objective of the High Yield Portfolio is to seek a high level of current income by investing substantially all of its assets in lower rated bonds and other debt securities and in preferred stock. The Portfolio pursues its investment objective through investment in a variety of long-term, intermediate-term, and short-term bonds. Potential capital appreciation is a factor in the selection of investments, but is secondary to the
                            Portfolio's primary objective. For further discussion of the risks associated with investment in lower rated bonds, please see the attached INVESCO Variable Investment
                            Funds, Inc. prospectus.

                                                                              -12-

Morgan Stanley Universal Funds, Inc.

Advisor:                    Mid Cap Value Portfolio
Miller Anderson &           The Mid Cap Value Portfolio seeks above-average total return
Sherrerd, LLP (an           over a market cycle of three to five years by investing in
indirect wholly owned       common stocks and other equity securities of issuers with
subsidiary of Morgan        equity capitalizations in the range of the companies
Stanley Dean Witter & Co.)  represented in the S&P MidCap 400 Index.  Such range is currently $500 million to $6 billion but the range fluctuates over time with changes in the equity market.

Advisor:                    Value Portfolio
Miller Anderson &           The investment objective of the Value Portfolio is to seek
Sherrerd, LLP (an           above-average total return over a market cycle of three to
indirect wholly owned       five years by investing primarily in a diversified portfolio
subsidiary of Morgan        of common stocks and other equity securities deemed by the
Stanley Dean Witter & Co.)   adviser to be undervalued based on various measures such as price/earnings and price/book ratios.

Advisor:                    Fixed Income Portfolio
Miller Anderson &           The investment objective of the Fixed Income Portfolio is to
Sherrerd, LLP (an           seek above-average total return over a market cycle of three
indirect wholly owned       to five years by investing primarily in a diversified
subsidiary of Morgan        portfolio of securities issued by the U.S. Government and its
Stanley Dean Witter & Co.)  Agencies, Corporate Bonds, Mortgage-Backed Securities, Foreign
                            Bonds, and other Fixed Income Securities and Derivatives.

Advisor:                     U.S. Real Estate Portfolio
Morgan Stanley Asset        The investment objective of the U.S. Real Estate Portfolio is
Management Inc. (a wholly   above-average current income and long-term capital
owned subsidiary of         appreciation by investing primarily in equity securities of
Morgan Stanley Dean         U.S. and non-U.S. companies principally engaged in the U.S.
Witter & Co.)               real estate industry, including Real Estate Investment Trusts
                            (REITs).

Advisor:                    Emerging Markets Equity Portfolio
Morgan Stanley Asset         The investment objective of the Emerging Markets Equity
Management Inc. (a wholly   Portfolio is long-term capital appreciation by investing
owned subsidiary of         primarily in equity securities of emerging market country
Morgan Stanley Dean         issuers with a focus on those in which the adviser believes
Witter & Co.)               the economies are developing strongly and in which the markets are becoming more sophisticated.

                                                                             -13-

PBHG Insurance Series Fund, Inc.

Advisor:                    PBHG Growth II Portfolio
Pilgrim Baxter & Associates,The investment objective of the PBHG Insurance Series Growth II Portfolio
Ltd.                        is to seek capital appreciation. The Portfolio invests primarily in common stocks and convertible securities of small and medium sized growth companies (market capitalization or annual revenues up to $4 billion)
                            that, in the adviser's opinion, are considered to have an outlook for strong earnings growth and potential for significant capital appreciation.

Advisor:                    PBHG Large Cap Growth Portfolio
Pilgrim Baxter & Associates,The investment objective of the PBHG Insurance Series Large Cap Growth
Ltd.                        Portfolio is to seek long-term growth of capital.  The Portfolio invests primarily in common stocks of large capitalization companies (market capitalization in excess of $1 billion) that, in the adviser's opinion, are considered to have an outlook for strong growth in earnings and potential for capital appreciation.

Advisor:                    PBHG Technology & Communications Portfolio
Pilgrim Baxter & Associates,The investment objective of the PBHG Insurance Series Technology &
Ltd.                        Communications Portfolio is to seek long-term growth of capital.  Current income is incidental to the Portfolio's objective.  The Portfolio invests primarily in common stocks of companies which rely extensively on technology or communications in their product development or operations, or which are expected to benefit from technological advances and improvements, and that may be experiencing exceptional growth in sales and earnings driven by technology or communications-related products and services.


The Timothy Plan Variable Series

Advisor:                    The Timothy Plan Variable Series
Timothy Partners, Ltd.      The primary investment objective of The Timothy Plan Variable Series is to seek long-term capital growth, with a secondary objective of current income.  The Portfolio shall seek to achieve its objectives while abiding by ethical standards established for investments by the Portfolio.  The securities in which the Portfolio shall be precluded from investing, by virtue of the Portfolio's ethical standards, are referred to as excluded securities.

Additions, Deletions, or Substitutions
The Company may add or delete Sub-Accounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Sub-Accounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.

Additions, deletions or substitutions of Sub-Accounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company's control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio. The Portfolio prospectuses describe the possibility of material conflict of interest in greater detail.

If the Company eliminates a Sub-Account or substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the Securities and Exchange Commission to the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law. The Company will also notify owners before it eliminates a Sub-Account or substitutes a Portfolio.

New Sub-Accounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Sub-Accounts will be made available to existing owners on a basis to be determined by the Company.

If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

Voting Rights
To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Sub-Account. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of owners, unless the Company is permitted to vote shares in its own right.

The number of votes which an owner may vote will be calculated separately for each Sub-Account. The number will be determined by applying the owner's percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account.

The owner's percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares held by the Company as to which owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*) in proportion to the voting instructions which are received with respect to all Contracts participating in the Sub-Account.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*Neither the owner nor payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED)
--------------------------------------------------------------------------------
Annuity Investors Life Insurance Company(REGISTERED) (the "Company") is a stock life insurance company. It was incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 250 East Fifth Street, Cincinnati, Ohio 45202.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(REGISTERED) which is a wholly owned subsidiary of American Annuity Group(R), Inc., ("AAG") a publicly traded insurance holding company (NYSE: AAG). AAG is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE:
AFG).

The Company may from time to time publish in advertisements, sales literature and reports to owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Duff & Phelps. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best Company's opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
Annuity Investors(REGISTERED) Variable Account B was established by the Company as an insurance company separate account under the laws of the State of Ohio on December 19, 1996, pursuant to resolution of the Company's Board of Directors. The Separate Account is registered with the Securities and Exchange Commission under the 1940 Act as a unit investment trust. However, the Securities and Exchange Commission does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and under all other contracts which provide for accumulated values or variable dollar payments which reflect investment results of the Separate Account.

AAG SECURITIES, INC.
--------------------------------------------------------------------------------
AAG Securities, Inc. ("AAGS"), an affiliate of the Company, is the principal underwriter and distributor of the Contracts. AAG Securities is a wholly owned subsidiary of AAG. AAGS isregistered with the Securities and Exchange Commission as a broker-dealer and is a member ofthe National Association of Securities Dealers, Inc. ("NASD"). Its principal offices arelocated at 250 East Fifth Street, Cincinnati, Ohio 45202. The Company pays AAGS for acting as underwriter according to the terms of a distribution agreement.

AAGS sells Contracts through its registered representatives. In addition, AAGS may enter into sales agreements with other broker-dealers to solicit applications for the Contracts through its registered representatives. These broker-dealers are registered with the Securities and Exchange Commission and are members of the NASD. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuities.

The Company or AAGS may pay commissions to registered representatives of AAGS and other broker-dealers of up to 8.5% of purchase payments made under the Contracts. These commissions are reduced by one-half for Contracts issued to owners over age 75. When permitted by state law and in exchange for lower initial commissions, AAGS and/or the Company may pay trail commissions to registered representatives of AAGS and to other broker-dealers. Trail commissions are not expected to exceed 1% of the Account Value of a Contract on an annual basis. To the extent permitted under current law, the Company and/or AAGS may pay production, persistency and managerial bonuses as well as other promotional incentives, in cash or other compensation, to registered representatives of AAGS and/or other broker-dealers.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

Charges and Deductions By the Company
There are two types of charges and deductions by the Company. There are charges assessed to the Contract which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, premium taxes where applicable and transfer fees. There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Sub-Accounts. These charges are the mortality and expense risk charge and the administration charge.

The Company will never charge more to a Contract than the fees and charges described below, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to owners.

Notwithstanding the above, the Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section beginning on page ___ of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section on page ____ of this prospectus, if in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.

Contingent Deferred Sales Charge ("CDSC")

Purpose of Charge     Offset  expenses  incurred by the Company in the sale of
                      the Contracts, including commissions paid and costs of sales literature.

Amount of Charge      Up to 7% of each purchase  payment  depending on number of years  elapsed  since  receipt  of the  purchase payment.


                =================================== ====== ====== ====== ====== ======= ====== ====== ======
                Number of full years elapsed
                between date of receipt of            0      1      2      3      4       5      6    7 or
                purchase payment and date request                                                     more
                for surrender received
                =================================== ====== ====== ====== ====== ======= ====== ====== ======
                CDSC as a percentage of purchase
                payment surrendered                  7%     6%     5%     4%      3%     2%     1%     0%
                =================================== ====== ====== ====== ====== ======= ====== ====== ======


When Assessed           On partial or full surrenders of purchase payments
                        during Accumulation Period.

Assessed Against What   Purchase payments only, not earnings.  See the n
                        Surrenders sectio of this prospectus for information on order of withdrawal of earnings and purchase payments.

Waivers                 o    Free withdrawal privilege.  See the Surrenders
                           section for information.
                        o    In the Company's discretion where the Company
                           incurs reduced sales and servicing expenses.
                        o     Upon separation from service if Contract issued
                           with employer plan endorsement or deferred compensation endorsement.
                        o     If Contract is issued with a tax sheltered annuity
                           endorsement (and without an employer plan endorsement): (i) upon separation from service if owner has attained age 55 and Contract has been in force for at least seven years; or (ii) after Contract has been in force fifteen years or more.
                        o     Long term care waiver rider.  See the Surrenders
                           section for information.
                        o     If the Social Security Administration determines
                           after the Contract is issued that the owner is "disabled" as that term is defined in the Social Security Act of 1935, as amended.
                        o     Successor Owner endorsement.  See the Account
                           Value section for information.
                        o     Where required to satisfy state law.

Contract Maintenance Fee

Purpose of Charge        Offset  expenses  incurred  in  issuing  the
                         Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge         $30.00 per year.

When  Assessed           During the  Accumulation  Period the charge is
                         deducted on each anniversary of the effective date of the Contract, and at time of full surrender. During the Benefit Payment Period a portion of the charge is deducted from each variable dollar benefit payment.

Assessed Against  What   Amounts  invested  in the  Sub-Accounts.
                         During the Accumulation Period, the charge is deducted pro-rata from the Sub-Accounts in which the Contract has an interest on the date of the charge. During the Benefit Payment Period, a pro-rata portion of the annual charge is deducted from each benefit payment from the variable account. The charge is not assessed against the fixed account options.

Waivers                  o   During Accumulation Period if the Account Value is
                         at least $40,000 on the date of the charge (individual contracts only).
                         o During Benefit Payment Period if the amount applied to avariable dollar benefit is at least $40,000 (l individua contracts only).
                         o In the Company's discretion where the Company d incurs reduce sales and servicing expenses.
                         o During Benefit Payment Period where required to y satisf state law.

Transfer Fee

Purpose of Charge        Offset cost incurred in administering the Contracts.

Amount of Charge         $25 for each transfer in excess of 12 in any contract
                         year. The Company reserves the right to change the amount of this charge at any time.

When Assessed            During Accumulation Period.

Assessed Against What    Deducted from amount transferred.

Waivers Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

Administration Charge

Purpose of Charge        Offset expenses incurred in administering the
                         Contracts and the Separate Account.

Amount of Charge         Daily  charge equal to .000411% of the daily
                         Net Asset Value for each Sub-Account, which corresponds to an annual effective rate of 0.15%.

When Assessed            During the Accumulation  Period and during the
                         Benefit  Payment Period if a variable dollar benefit is
                         elected.
Assessed Against What    Amounts invested in the Sub-Accounts.  Not assessed
                         against the fixed account options.

Waivers May be waived or reduced in the Company's discretion where the Company incurs reduced sales and servicing expenses.

Mortality and Expense Risk Charge

Purpose  of Charge       Compensation  for bearing certain  mortality
                         and expense risks under the Contract.  Mortality  risks
                         arise  from the  Company's  obligation  to pay  benefit
                         payments  during the Benefit  Payment Period and to pay
                         the death  benefit.  The  expense  risk  assumed by the
                         Company is the risk that the Company's  actual expenses
                         in administering the Contracts and the Separate Account
                         will exceed the amount  recovered  through the contract
                         maintenance fees,  transfer  fees   and  administration
Amountof Charge          charges.  Daily  charge equal to .003403% of the daily
                         Net Asset Value for each Sub-Account, which corresponds to an effective annual rate of 1.25%. The Company estimates that the mortality risk component of this charge is 0.75% and the expense risk component is 0.50%. Contracts with the 1.25% mortality and expense risk charge are referred to as "Standard Contracts."

When Assessed            During the Accumulation Period, and during the
                         Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What    Amounts  invested in the  Sub-Accounts.
                         Not  assessed  against  the fixed  account  options.
Waivers                  When  the   Company   expects   to  incur   reduced
                         sales  and  servicing  expenses,   it  may  issue  a
                         Contract  with a reduced  mortality and expense risk
                         charge. These Contracts are referred to as "Enhanced
                         Contracts."  The  mortality  and expense risk charge
                         under an  Enhanced  Contract  is a daily  charge  of
                         0.002590%  of the  daily  Net  Asset  Value for each
                         Sub-Account,   which  corresponds  to  an  effective
                         annual rate of 0.95%. The Company estimates that for Enhanced Contracts, the mortality risk component of this charge is 0.75% and the expense risk component is 0.20%.


Premium Taxes
Certain state and local governments impose premium taxes. These taxes currently range up to 5.0% depending upon the jurisdiction. The Company will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under state law.

Discretionary Waivers of Charges
The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

Expenses of the Portfolios
In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and statement of additional information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Fee Table on page ___ of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

THE CONTRACTS
--------------------------------------------------------------------------------
Each Contract is an agreement between the Company and the owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant's interest in the group Contract. A certificate of participation is not a contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State's approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly.

Right to Cancel
The owner of an individual Contract may cancel it before midnight of the twentieth day following the date the owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts.

Persons With Rights Under a Contract
Owner: The owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect settlement option, designate annuitant, beneficiary and payee). An owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. In the case of a group Contract, the participant will have the rights of an owner unless restricted by the terms of an employer plan. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred.

Joint Owners:
There may be jointowners of a non-tax-qualified Contract. Joint owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint owner who is not the spouse of a deceased owner may not become a successor owner, but will be deemed to be the beneficiary of the death benefit which becomes payable on the death of the first owner to die, regardless of any beneficiary designation.

Successor Owner:
The surviving spouse of a deceased owner may become a successor owner if the surviving spouse was either the joint owner or sole surviving beneficiary under the Contract. In order for a spouse to become a successor owner, the owner must make an election prior to the owner's death, or the surviving spouse must make an election within one year of the owner's death.

Annuitant:
The annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The annuitant is the same person as the owner under a tax-qualified contract. The owner may designate an annuitant under a non-tax-qualified Contract.

Beneficiary:
The person entitled to receive the death benefit. The owner may designate the beneficiary, except that a surviving joint owner will be deemed to be the beneficiary regardless of any designation. If no beneficiary is designated, and there is no surviving joint owner, the owner's estate will be the beneficiary. The beneficiary will be the measuring life for life contingent death benefit payments.

Payee:
Under a tax-qualified Contract, the owner-annuitant is the payee of annuity benefits. Under a non-tax-qualified Contract, the owner may designate the payee of annuity benefits. Irrevocable naming of a payee other than the owner can have adverse tax consequences. During the Benefit Payment Period, the beneficiary is the payee.

Assignee:
Under a tax-qualified Contract, assignment is not permitted. The owner of a non-tax-qualified Contract may assign any of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ACCUMULATION PERIOD
--------------------------------------------------------------------------------
Each Contract allows for an Accumulation Period during which purchase payments are invested according to the owner's instructions. During the Accumulation Period, the owner can control the allocation of investments through telephone transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone transfer procedures are described in the Transfers section beginning on page ____ of this prospectus. The owner can access the Account Value during the Accumulation Period through surrenders, systematic withdrawal, or contract loans if available. These withdrawal features are described more fully in the Surrenders and Contract Loans sections on pages ___ and ___ of this prospectus.

Account Statements
During the Accumulation Period, the Company will provide a report at least once each contract year of the Contract's Account Value, and any other information required by law. The Company will confirm receipt of any purchase payments made after the initial purchase payment in quarterly statements of account activity.

Account Value
The value of a Contract during the Accumulation Period is referred to as the "Account Value." The Account Value at any given time is the sum of (1) amounts invested in the fixed investment options plus the fixed rate(s) of interest earned on those amounts as of that time; and (2) the value of the owner's interest in the Sub-Accounts as of that time. The value of the owner's interest in the Sub-Accounts at any time is equal to the sum of the number of Accumulation Units for each Sub-Account attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Sub-Account at the end of the preceding Valuation Period. The Account Value at any time is net of any charges, deductions, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

Accumulation Units
Amounts allocated or transferred to a Sub-Account are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Sub-Account by the Accumulation Unit Value for that Sub-Account as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

o     transfer from a Sub-Account
o     full or partial surrender from the Sub-Accounts
o     payment of a death benefit
o     application of the amounts in the Sub-Accounts to a settlement option
o     deduction of the contract maintenance fee
o     deduction of any transfer fee

Successor Owner Endorsement
If the Contract is modified by the Successor Owner endorsement, and the surviving spouse of a deceased owner becomes a successor owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date. In addition, contingent deferred sales charges will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments applied to the Contract after that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become successor owner will be deemed to be instructions as to the form of death benefit. The election to become successor owner must be made within one year of the date of the owner's death.

The Successor Owner endorsement may not be available in all States.

Purchase Payments
Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are as follows:

                                                            Tax-Qualified                       Non-Tax-Qualified
----------------------------------------------------------- ----------------------------------- -------------------------------
----------------------------------------------------------- ----------------------------------- -------------------------------
Minimum single purchase payment                             $2,000                              $5,000
----------------------------------------------------------- ----------------------------------- -------------------------------
----------------------------------------------------------- ----------------------------------- -------------------------------
Minimum monthly under periodic payment program              $50                                 $100
----------------------------------------------------------- ----------------------------------- -------------------------------
----------------------------------------------------------- ----------------------------------- -------------------------------
Minimum additional payments                                 $50                                 $50
----------------------------------------------------------- ----------------------------------- -------------------------------
----------------------------------------------------------- ----------------------------------- -------------------------------
Maximum purchase payment                                    $500,000 or Company approval        $500,000 or Company approval

The Company reserves the right to increase or decrease the minimum allowable single purchase payment or minimum purchase payment under a periodic payment program, or the minimum allowable additional purchase payment, at its discretion and at any time, where permitted by law.

Each purchase payment will be applied by the Company to the credit of the owner's account. If the application form is in good order, the Company will apply the initial purchase payment to an account for the owner within two business days of receipt of the purchase payment. If the application form is not in good order, the Company will attempt to get the application form in good order within five business days. If the application form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically consents to the Company keeping the purchase payment until the application form is in good order. Once the application form is in good order, the purchase payment will be applied to the owner's account within two business days.

Each additional purchase payment is credited to a Contract as of the Valuation Date during which we receive such purchase payment, and if allocated to a Sub-Account, will be applied at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.

Investment Options--Allocations
Purchase payments can be allocated in whole percentages to any of the available Sub-Accounts or fixed account options. See The Portfolios section beginning on page ___ of this prospectus for a listing and description of the currently available Sub-Accounts. The currently available fixed account options are as follows:

                  Fixed Accumulation Account Option
                  One Year Guaranteed Interest Rate Option
                  Three Year Guaranteed Interest Rate Option
                  Five Year Guaranteed Interest Rate Option
                  Seven Year Guaranteed Interest Rate Option

The current restrictions on allocations are as follows:

                                                               Tax-Qualified and Non-Tax-Qualified
-------------------------------------------------------------- ------------------------------------------------------------
Minimum allocation to any Sub-Account                          $10
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
Minimum allocation to fixed accumulation account               $10
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
Minimum allocation to fixed account guarantee option           $2,000
                                                               No amounts may be allocated to a guarantee period option
                                                               which would extend beyond the owner's 85th birthday or 5
                                                               years after the effective date of the Contract, if later.
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
Allocation during right to cancel period                       The Company may require that purchase payment(s) be
                                                               allocated to the money market Sub-Account or to the fixed
                                                               accumulation account option during the right to cancel
                                                               period.


Interests in the fixed account options are not securities and are not registered with the Securities and Exchange Commission. Amounts allocated to the fixed account options will receive a stated rate of interest of at least 3% per year. Interest credited to the fixed account options is guaranteed by the Company. Interests in the Sub-Accounts are securities registered with the Securities and Exchange Commission. The owner bears the risk of investment gain or loss on amounts allocated to the Sub-Accounts.

Principal Guarantee Program
An owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment which must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the owner's instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000.

Renewal  of  Fixed  Account  Guarantee  Options
At the end of a guarantee period, and for 30 days preceding the end of such guarantee period, the owner may elect to allocate the amount maturing to any of the available investment options under the Contract. If the owner does not make a reallocation election, the amount maturing will be allocated to the guarantee period option with the same number of years as the period expiring, or the next shortest period as may be required to comply with the restriction on allocation to guarantee period options as described in the Investment Options-Allocations section on page _____ of this prospectus. If a guarantee period is unavailable due to this restriction, the amount maturing will be allocated to the fixed accumulation account option.

Transfers
During  the  Accumulation   Period,   an  owner  may  transfer  amounts  between
Sub-Accounts, between fixed account options, and/or between Sub-Accounts and fixed account options.

The current restrictions on transfers are as follows:

                                                               Tax-Qualified and Non-Tax-Qualified
-------------------------------------------------------------- -------------------------------------------------------------
-------------------------------------------------------------- -------------------------------------------------------------
Minimum transfer from any Sub-Account                          $500 or balance of Sub-Account if less
-------------------------------------------------------------- -------------------------------------------------------------
-------------------------------------------------------------- -------------------------------------------------------------
Minimum transfer from fixed account option                     $500 or balance of fixed account option if less
-------------------------------------------------------------- -------------------------------------------------------------
-------------------------------------------------------------- -------------------------------------------------------------
Minimum transfer to fixed account guarantee option             $2,000
                                                               No amounts may be transferred to a guarantee period option which would extend beyond the owner's 85th birthday or 5
                                                               years after the effective date of the Contract, if later.
-------------------------------------------------------------- -------------------------------------------------------------
-------------------------------------------------------------- -------------------------------------------------------------
Maximum transfer from fixed account option other than fixed    During any contract year, 20% of the fixed account option's
account guarantee option which is maturing                     value as of the most recent contract anniversary.
-------------------------------------------------------------- -------------------------------------------------------------
-------------------------------------------------------------- -------------------------------------------------------------
Transfers from fixed account options                           o May not be made prior to first contract
                                                                 anniversary.
                                                               o Amounts transferred from fixed account options to
                                                                 Sub-Accounts may not be transferred back to fixed
                                                                 account options for a period of 6 months from the date
                                                                 of the original transfer.

A transfer is effective on the  Valuation  Date during which the Company  receives the request for  transfer,  and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.


Automatic Transfer Programs
During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

Service                            Description                      Minimum Account Requirements    Limitations/Notes
---------------------------------- -------------------------------- ------------------------------- -----------------------------
---------------------------------- -------------------------------- ------------------------------- -----------------------------

Dollar Cost Averaging              Automatic transfers from the     Source of funds must be at      Dollar cost averaging transfers
There are risks involved in        money market Sub-Account to      least $10,000.                  may not be made to any of the
switching between investments      any other Sub-Account(s), or                                     fixed account options.  The
available under the Contract.      from the fixed accumulation      Minimum transfer per month is   dollar cost averaging transfers
Dollar cost averaging requires     account option to any            $500.  When balance of source   will take place on the last
regular investment changes         Sub-Account(s), on a monthly     of funds falls below $500,      Valuation Date of each calendar
regardless of fluctuating price    or quarterly basis.              entire balance will be          month or quarter as requested
levels and does not guarantee                                       allocated according to dollar   by the owner.
profits or prevent losses in a                                      cost averaging instructions.
declining market.  You should
consider your financial ability
to continue dollar cost
averaging transfers through
periods of changing price levels.
---------------------------------- -------------------------------- ------------------------------- --------------------------------
---------------------------------- -------------------------------- ------------------------------- --------------------------------

Portfolio Rebalancing              Automatically transfer amounts   Minimum Account Value of        Transfers will take place on
                                   between the Sub-Accounts and     $10,000.                        the last Valuation Date of each
                                   the fixed accumulation account                                   calendar quarter.  Portfolio
                                   option to maintain the                                           rebalancing will not be
                                   percentage allocations                                           available if the dollar cost
                                   selected by the owner.                                           averaging program or an
                                                                                                    interest sweep from the fixed
                                                                                                    accumulation account option is
                                                                                                    being utilized.
---------------------------------- -------------------------------- ----------------------------------------------------------------
---------------------------------- -------------------------------- ----------------------------------------------------------------

Interest Sweep                     Automatic transfers of the       Balance of each fixed account   Interest sweep transfers will
                                   income from any fixed account    option selected must be at      take place on the last
                                   option(s) to any                 least $5,000.  Maximum transfer Valuation Date of each calendar
                                   Sub-Account(s).                  from each fixed account option  quarter.
                                                                    selected is 20% of such fixed
                                                                    account option's value per
                                                                    year.  Amounts transferred
                                                                    under the interest sweep
                                                                    program will reduce the 20%
                                                                    maximum transfer amount
                                                                    otherwise allowed.

Telephone  Transfers
An owner may place a request for all or part of the Account Value to be transferred by telephone. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted on each Valuation Date between 9:30 a.m. and 4:00 p.m. Eastern Time at (800) 789-6771. Once instructions have been accepted, they may not be rescinded; however, new telephone instructions may be given the following day.

The Company will not be liable for complying with telephone instructions which the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such telephone instructions. The owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions.

Termination of Transfer Programs
The owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by telephone at (800) 789-6771. The Company may terminate, suspend or modify any aspect of the transfer programs described above without prior notice to owners, as permitted by applicable law. The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing services in such amount(s) as the Company may then determine to be reasonable for participation in the service.

Surrenders
An owner may surrender a Contract either in full or in part during the Accumulation Period. A contingent deferred sales charge ("CDSC") may apply on surrender. The restrictions and charges on surrenders are as follows:


                                                                 Tax-Qualified                        Non-Tax-Qualified
---------------------------------------------------------------- ------------------------------------ ----------------------------
---------------------------------------------------------------- -----------------------------------------------------------------
Minimum amount of partial surrender                                                            $500
---------------------------------------------------------------- -----------------------------------------------------------------
---------------------------------------------------------------- -----------------------------------------------------------------
Minimum remaining Account Value after partial surrender                                        $500
---------------------------------------------------------------- -----------------------------------------------------------------
---------------------------------------------------------------- --------------------------------- -------------------------------
Amount available for surrender (valued as of end of Valuation    Account Value less applicable     Account Value less applicable
Period in which request for surrender is received by the         CDSC, subject to tax law or       CDSC, subject to employer
Company)                                                         employer plan restrictions on     plan restrictions on
                                                                 withdrawals                       withdrawals
---------------------------------------------------------------- --------------------------------- -------------------------------
---------------------------------------------------------------- -----------------------------------------------------------------
Tax penalty for early withdrawal                                 Up to 10% of Account Value before age 59 1/2
---------------------------------------------------------------- -----------------------------------------------------------------
---------------------------------------------------------------- -----------------------------------------------------------------
Contract maintenance fee on full surrender                       $30 (no CDSC applies)
---------------------------------------------------------------- -----------------------------------------------------------------
---------------------------------------------------------------- -----------------------------------------------------------------
Contingent deferred sales charge ("CDSC")                        Up to 7% of purchase payments
---------------------------------------------------------------- -----------------------------------------------------------------
---------------------------------------------------------------- -----------------------------------------------------------------
Order of withdrawal for purposes of CDSC (order may be           First from accumulated earnings (no CDSC applies) and then from
different for tax purposes)                                      purchase payments on "first-in, first-out" basis (CDSC may apply)


A full surrender will terminate the Contract. Partial surrenders are withdrawn proportionally from all Sub-Accounts and fixed account options in which the Contract is invested on the date the Company receives the surrender request. A surrender is effective on the Valuation Date during which the Company receives the request for surrender, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of a surrendered amount may be delayed if the amount surrendered was paid to the Company by a check that has not yet cleared. Surrenders from a fixed account option may be delayed for up to six months after receipt of a surrender request as allowed by state law. Surrenders from the Sub-Accounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the Securities and Exchange Commission either 1) determines there is an emergency which prevents valuation or disposal of securities held in the Separate Account or 2) permits a delay in payment for the protection of security holders.

Free Withdrawal Privilege
The Company will waive the CDSC on full or partial surrenders during the first contract year, on an amount equal to not more than 10% of all purchase payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (a) accumulated earnings (Account Value in excess of purchase payments); or (b) 10% of the Account Value as of the last contract anniversary. If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year. The free withdrawal privilege may not be available under some group Contracts.


Long Term Care Waiver Rider
If a Contract is modified by the Long Term Care Waiver Rider, surrenders may be made free of any CDSC if the owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. This rider may not be available in all States.

Systematic Withdrawal
During the Accumulation Period, an owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the contingent deferred sales charge to the extent the amount withdrawn exceeds the free withdrawal privilege. The owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.

Contract Loans
The Company may make loans to owners of tax-sheltered annuity Contracts. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved to the fixed accumulation account option and earn a fixed rate of interest applicable to loan collateral. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax adviser prior to exercising loan privileges. Loan provisions are described in the loan endorsement to the Contract.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Sub-Accounts or fixed account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

Termination
The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Account Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the owner the amount which would be due the owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Companyss involuntary surrender right as described above.

BENEFIT PAYMENT PERIOD

Annuity Benefit

An owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the contract anniversary following the 85th birthday of the eldest owner, or five years after the effective date of the Contract, whichever is later.

The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. The owner may select any form of settlement option which is currently available. The standard forms of settlement options are described in the Settlement Option section beginning on page ___ of this prospectus.

If the owner does not make an election as to form of settlement option, the Company will apply the Account Value to a fixed dollar benefit for the life of the annuitant with 120 monthly payments assured.

Death Benefit
A death benefit will be paid under a Contract if the owner dies during the Accumulation Period. If a surviving spouse becomes a successor owner of the Contract, the death benefit will be paid on the death of the successor owner if he or she dies during the Accumulation Period.

The death benefit will be an amount equal to the largest of the following three amounts:

o  The Account Value on the Death Benefit Valuation Date.
o The total purchase payment(s), with interest at three percent (3%) per year through the Death Benefit Valuation Date or the owner's 80th birthday if earlier, compounded annually, less any partial surrenders and any contingent deferred sales charges that applied to those amounts.
o The largest Account Value on any contract anniversary after the fourth contract anniversary and prior to the Death Benefit Valuation Date or the owner's 80th birthday if earlier, less any partial surrenders and any contingent deferred sales charges that applied to those amounts.


Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.

An owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Option section beginning on page ___ of this prospectus. If the owner does not make an election as to the form of death benefit, the beneficiary may make an election within one year after the owner's death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the owner's death; the day a death benefit is paid in a lump sum may not be more than five years after the owner's date of death.

Settlement Options
When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company's general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The owner (or payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if
Benefit  Unit  Values  for  that  payment  decrease  sufficiently.   Transfers
between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units between Sub-Accounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Sub-Accounts during the Benefit Payment Period are set forth in the statement of additional information.

Form of Settlement Option
The Company will make periodic payments in any form of settlement option which is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option, the settlement option may not be changed or commuted.

Income for a Fixed Period: The Company will make periodic payments at the end of each payment interval for a fixed period of 5 to 30 years. (Periods of 1-4 years are available for death benefit settlement options only.)

Life Annuity with Payments for at Least a Fixed Period: The Company will make periodic payments at the beginning of each payment interval for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

Joint and One-Half Survivor Annuity: The Company will make periodic payments at the beginning of each payment interval until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

Life Annuity: The Company will make periodic payments at the beginning of each payment interval until the death of the person on whose life benefit payments are based.

Calculation of Fixed Dollar Benefit Payments
Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

The Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually. For group contracts, individual tax-qualified Contracts and individual non-tax-qualified IRC
Section 457 Contracts, the Company uses tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts except IRC
Section 457, the Company uses tables for male and female lives. The minimum monthly payments per $1,000 of value for the Company's standard settlement options are set forth in tables in the Contracts. The Company will provide upon request minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

Calculation of Variable Dollar Benefit Payments
The first variable dollar benefit payment is calculated as if it were a fixed dollar benefit payment, using the Company's minimum guaranteed settlement option factors and the amount applied to a variable dollar benefit. The amount paid to the payee will be reduced by a pro rata portion of the contract maintenance fee.

Subsequent variable dollar benefit payments are based on the number of Benefit Units and Benefit Unit Values for that Sub-Account. The number of Benefit Units for each Sub-Account selected by the owner (or payee) is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the contract maintenance fee) proportionately among the Sub-Account(s) selected. The dollar amount allocated to each Sub-Account is divided by the Benefit Unit Value for that Sub-Account as of the first day of the Benefit Payment Period. The result is the number of the Benefit Units for that Sub-Account. The number of Benefit Units for each Sub-Account remains fixed during the Benefit Payment Period, except as a result of any transfers among Sub-Accounts.

The dollar amount of the second and any subsequent variable dollar benefit payment will reflect the investment performance of the Sub-Account(s) selected and may vary from payment to payment. The payment from a Sub-Account is found by multiplying the number of Benefit Units for the Sub-Account by the Benefit Unit Value for that Sub-Account as of the end of the fifth Valuation Period preceding the due date of the payment. The total amount of the second and any subsequent variable dollar benefit payment will be equal to the sum of the payments from each Sub-Account less a pro rata portion of the contract maintenance fee.

------------------------------------------------------------------------------
FEDERAL TAX MATTERS
------------------------------------------------------------------------------
This section provides a general description of federal income tax considerations relating to the Contracts. The purchase of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the statement of additional information. State taxation will vary depending on the State in which you reside, and is not discussed in this prospectus or in the statement of additional information.

The tax information provided in the prospectus and statement of additional information should not be used as tax advice. Federal income tax laws are subject to interpretation by the IRS and may be changed by future legislation. You should consult a competent tax advisor to discuss how current tax laws affect your particular situation.

Tax Deferral On Annuities
Internal Revenue Code ("IRC") Section 72 governs taxation of annuities in general. The income earned during the Accumulation Period of a Contract is generally not includable in income until it is withdrawn. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section
72. These requirements are discussed in the statement of additional information. In addition, tax deferral is generally not available for a Contract when the owner is not a natural person unless the Contract is part of a tax-qualified plan. For a nonqualified deferred compensation plan, this rule means that the employer as owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan may provide a tax deferral to the participating employee.

Tax-Qualified Plans
Annuities  may  also  qualify  for  tax-deferred  treatment  under  other  IRC provisions governing tax-qualified retirement plans. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation). Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals which do not apply to non-tax-qualified Contracts. These restrictions may be imposed by the IRC or by an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Individual Retirement Annuities
IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, certain amounts may be contributed to an IRA that are deductible from an individual's gross income. Employers also may establish a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) to provide IRA contributions on behalf of their employees.

Roth IRAs
IRC Section 408A permits certain individualsto contribute to a Roth IRA. Contributions are not deductible.Tax-free distributions may be made after five years once the owner attains age 59 1/2, becomes disabled, or dies,or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities
IRC 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). These qualifying employers may make contributions to the Contracts for the benefit of their employees. Subject to certain limits, such contributions are not includable in the gross income of the employee until the employee receives distributions under the Contract. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, separates from service, becomes disabled, incurs a hardship, or dies.

Texas Optional Retirement Program
The Texas Optional Retirement Program ("ORP") provides for the purchase of tax-sheltered annuities with fixed employer and employee contributions. Under
Section 830.105 of the Texas Government Code, amounts cannot be distributed from a Contract issued under the ORP until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70 1/2, or dies. Section 830.205 of the Texas Government Code provides that
employer-provided   ORP  benefits  vest  after  one  year  of   participation.
Accordingly, no distribution can be made without written certification from the employer of the ORP participant's vesting status and, if the participant is living and under age 70 1/2, the participat's retirement or other termination from employment.

Pension and Profit Sharing Plans
IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of annuity contracts to accumulate retirement savings under the plans. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract for their specific needs.

Governmental Deferred Compensation Plans
State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees under IRC
Section 457(g).

Nonqualified Deferred Compensation Plans
Governmental and other tax-exempt employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees under IRC Section 457 (other than 457(g)). Other employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees. In most cases, these plans are designed so that contributions made for the benefit of the employees generally will not be includable in the employees' gross income until distributed from the plan. In these situations, the Contract is usually owned by the employer and is subject to the claims of its general creditors.

Summary of Income Tax Rules
The following chart summarizes the basic income tax rules governing tax-qualified and non-tax-qualified Contracts:

----------------------------------------------------------------------------------------------
                      Tax-Qualified Plans                       Basic Non-Tax-Qualified Contracts
                      Nonqualified Deferred Compensation
                      Plans
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Plan Types            o     IRC Section 401 (Pension and        o IRC Section 72 only
                              Profit Sharing)
                      o     IRC Section 403 (Tax-Sheltered
                              Annuities)
                      o     IRC Section 408 (IRA, SIMPLE IRA)
                      o     IRC Section 408A (Roth IRA)
                      o     IRC Section 457
                      o     Nonqualified Deferred
                              Compensation
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Who May Purchase      Natural person or                         Anyone.  Non-natural person may
Contract              employer/employer plan.                   purchase but will generally lose
                      Nonqualified deferred compensation        tax-deferred status.
                      plans will generally lose
                      tax-deferred status.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Taxation of           If there is an after-tax                  Account Value in excess of
Surrenders            "investment in the contract," a           investment in the contract is
                      pro-rata portion of amount                taxable.  Generally, the
                      surrendered is taxable based on           "investment in the contract" will
                      ratio of "investment in the               equal the sum of all purchase
                      contract" to Account Value.               payments.  Surrenders are deemed
                      Usually, 100% of distributions            to come from earnings first, and
                      from a qualified plan will be             purchase payments last.
                      taxed because there was no
                      after-tax contribution and                For a Contract purchased as part
                      therefore no "investment in the           of an IRC Section 1035 exchange
                      contract."  Qualified                     which includes contributions made
                      distributions from Section 408A           before August 14, 1982 ("pre-TEFRA
                      RothIRA may be completely tax-free.       contributions") partial
                                                                withdrawals are not taxable until
                      Surrenders prior to age 59 1/2 may          the pre-TEFRA contributions have
                      be subject to 10% or greater tax          been returned.
                      penalty depending on the type of
                      qualified plan.                           The taxable portion of any
                                                                surrenders prior to age 59 1/2 may
                      Surrenders from tax-qualified             be subject to a 10% tax penalty.
                      Contracts may be restricted by the
                      Internal Revenue Code or by the
                      terms of a retirement plan.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Taxation of Benefit   May vary depending on type of settlement option selected, but
Payments (annuity     generally, for fixed dollar benefit payments, a pro-rata portion of
benefit payments or   each payment equal to [100% - (investment in contract/total expected
death benefit         payments)] is subject to income tax.  For variable dollar benefit
payments)             payments, a specific dollar amount of each payment is taxable, as predetermined by a pro-rata formula, rather than subjecting a percentage of each payment to taxation.  Once the investment in the contract has been recovered, the full amount of each benefit payment is taxable.  Qualified distributions from a Section 408A Roth IRA may be completely tax-free.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Taxation of Lump Sum  Taxed to recipient generally in same manner as full surrender.  Tax
Death Benefit Payment penalties do not apply to death benefit distributions.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Assignment of         Assignment and transfer of                Generally, deferred earnings
Contract/Transfer of  ownership generally not permitted.        become taxable to transferor at
Ownership                                                       time of transfer and transferee
                                                                receives an investment in the
                                                                contract equal to the Account
                                                                Value at that time.  Gift tax
                                                                consequences not discussed herein.
----------------------------------------------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------
Withholding           Eligible rollover distributions           Generally, payee may elect to have
                      from Section 401 and 403(b)               taxes withheld or not.
                      Contracts subject to 20% mandatory
                      withholding on taxable portion
                      unless direct rollover.  Section
                      457 plan benefits and nonqualified
                      deferred compensation plan
                      benefits subject to wage
                      withholding.  For all other
                      payments, payee may elect to have
                      taxes withheld or not.
----------------------------------------------------------------------------------------------

THE REGISTRATION STATEMENT
------------------------------------------------------------------------------
The Company filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as an annual amendment to the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Securities and Exchange Commission, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the Securities and Exchange Commission's Web site http:\\www.sec.gov. The registration number for the Registration Statement is 333-19725.

OTHER INFORMATION
------------------------------------------------------------------------------

Year 2000
The Company is developing plans to modify or replace software used in administering variable contracts so that its computer systems will function properly with respect to dates in the year 2000 and beyond. Should software modifications and new software installations not be completed on a timely basis, there could be disruptions in the ability of the Company to administer the Contracts.

The Portfolios' preparations for the year 2000 are described in the Portfolio prospectuses.

Legal Proceedings
The Company is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to the Company's assets or the Separate Account. There are no pending legal proceedings against the Separate Account or AAG Securities, Inc.

STATEMENT OF ADDITIONAL INFORMATION
------------------------------------------------------------------------------
A statement of additional information is available which contains more details concerning the subjects discussed in this prospectus. The following is the table of contents for the statement of additional information:

                                                                          Page

ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED)                       3
      General Information and History                                      3
      State Regulation                                                     3

SERVICES                                                                   3
      Safekeeping of Separate Account Assets                               3
      Records and Reports                                                  3
      Experts                                                              3

DISTRIBUTION OF THE CONTRACTS                                              3

CALCULATION OF PERFORMANCE INFORMATION                                     4
      Money Market Sub-Account Standardized Yield Calculation              4
      Average Annual Total Return Calculation                              5
      Cumulative Total Return Calculation                                  5
      Standardized Average Annual Total Return Data                        6
      Non-Standardized Average Annual Total Return Data                    7
      Other Performance Measures                                           8

BENEFIT UNITS TRANSFER FORMULAS                                            9

FEDERAL TAX MATTERS                                                       10
      Taxation of Separate Account Income                                 10
      Tax Deferred Status of Non-Qualified Contracts                      10

FINANCIAL STATEMENTS                                                      11



Copies of the statement of additional information dated May 1, 1999 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided below, and mail to: Annuity Investors Life Insurance Company(REGISTERED), P.O. Box 5423, Cincinnati, Ohio 45201-5423.

--------------------------------------------------------------------------------

Name:
________________________________________________________________________________

Address:
________________________________________________________________________________


City:
________________________________________________________________________________

State:
________________________________________________________________________________

Zip:
________________________________________________________________________________

     1 Data for each Portfolio are for its fiscal year ended December 31, 1998. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses to reimburse expenses. The specific terms of such waivers, reductions or reimbursements are discussed in the Portfolio prospectuses. Fees and expenses shown below are actual fees and expenses before any applicable fee waivers or reductions or expense reimbursements.




    Sub-Account                                                                Management Fees     Other Expenses        Total

                                                                                                                         Expenses
    ------------------------------------------------------------------------ -------------------- ----------------- ----------------
    Janus A.S.-Aggressive Growth Portfolio
    Janus A.S.-Worldwide Growth Portfolio
    Janus A.S.-Balanced Portfolio
    Janus A.S.-Growth Portfolio
    Janus A.S.-International Growth Portfolio
    Dreyfus V.I.F.-Capital Appreciation Portfolio
    Dreyfus V.I.F.-Money Market Portfolio
    Dreyfus V.I.F.-Growth and Income Portfolio
    Dreyfus V.I.F.-Small Cap Portfolio
    The Dreyfus Socially Responsible Growth Fund, Inc.
    Dreyfus Stock Index Fund
    Strong Opportunity Fund II, Inc.
    Strong Variable Insurance Funds, Inc.-Strong Growth Fund II
    INVESCO VIF-Industrial Income Portfolio
    INVESCO VIF-Total Return Portfolio
    INVESCO VIF-High Yield Portfolio
    Morgan Stanley Universal Funds, Inc.-Mid-Cap Value Portfolio
    Morgan Stanley Universal Funds, Inc.-Value Portfolio
    Morgan Stanley Universal Funds, Inc.-Fixed Income Portfolio
    Morgan Stanley Universal Funds, Inc.-U.S. Real Estate Portfolio
    Morgan Stanley Universal Funds, Inc.-Emerging Markets Equity Portfolio
    PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio
    PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio
    PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio
    The Timothy Plan Variable Series


2 Enhanced Contracts have a reduced mortality and expense risk charge.  See the Charges and Deductions section beginning on page ___
of this prospectus for more information.
3 The beginning Accumulation Unit Value for the Timothy Plan Variable Series Sub-Account was set at 10.000000 as of May 1, 1998, the
effective date of The Timothy Plan Variable Series.


ANNUITY INVESTORS LIFE INSURANCE COMPANY(SERVICEMARK)
ANNUITY INVESTORS(SERVICEMARK) VARIABLE ACCOUNT B
STATEMENT OF ADDITIONAL INFORMATION for
The Commodore Navigator(SERVICEMARK)
Individual and Group Flexible Premium Deferred Annuities

The Commodore Independence(SERVICEMARK)
Individual Flexible Premium Deferred Annuities

The Commodore Advantage(SERVICEMARK)
Individual and Group Flexible Premium Deferred Annuities

May 1, 1999


This statement of additional information supplements the current prospectuses for The Commodore Navigator(SERVICEMARK) Individual and Group Flexible Premium Deferred Annuity Contracts, The Commodore Advantage(SERVICEMARK) Individual and Group Flexible Premium Deferred Annuity Contracts, and The Commodore Independence(SERVICEMARK) Individual Flexible Premium Deferred Annuity Contracts (collectively, the "Contracts") offered by Annuity Investors Life Insurance Company(SERVICEMARK). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in this statement of additional information have the same meaning as in the prospectuses.

A copy of any of the prospectuses dated May 1, 1999, as supplemented from time to time, may be obtained free of charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. Terms used in the current prospectuses for the Contracts are incorporated in this statement of additional information.

                                  TABLE OF CONTENTS

                                                                            Page

ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED)...........................3

  General Information and History..............................................3
  State Regulation.............................................................3

SERVICES.......................................................................3

  Safekeeping of Separate Account Assets.......................................3
  Records and Reports..........................................................3
  Experts......................................................................3

DISTRIBUTION OF THE CONTRACTS..................................................3


CALCULATION OF PERFORMANCE INFORMATION.........................................4

  Money Market Sub-Account Standardized Yield Calculation......................4
  Average Annual Total Return Calculation......................................5
  Cumulative Total Return Calculation..........................................5
  Standardized Average Annual Total Return Data................................6
  Non-Standardized Average Annual Total Return Data............................7
  Other Performance Measures...................................................8

BENEFIT UNITS-TRANSFER FORMULAS................................................9


FEDERAL TAX MATTERS...........................................................10

  Taxation of Separate Account Income.........................................10
  Tax Deferred Status of Non-Qualified Contracts..............................10

FINANCIAL STATEMENTS..........................................................11

ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED)
--------------------------------------------------------------------------------

General Information and History
Annuity Investors Life Insurance Company(REGISTERED) (the "Company"), formerly known as Carillon Life Insurance Company, is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The name change occurred in the state of domicile on April 12, 1995. The Company is principally engaged in the sale of fixed and variable annuity policies.

The Company was acquired in November, 1994, by American Annuity Group(REGISTERED), Inc. ("AAG") a Delaware corporation that is a publicly traded insurance holding company. Great American(REGISTERED) Insurance Company
("GAIC"), an Ohio corporation, owns more than 80% of the common stock of AAG. GAIC is a multi-line insurance carrier and a wholly owned subsidiary of Great American(REGISTERED) Holding Company ("GAHC"), an Ohio corporation. GAHC is a wholly owned subsidiary of American Financial Corporation ("AFC"), an Ohio corporation. AFC is a wholly owned subsidiary of American Financial Group, Inc. ("AFG"), an Ohio corporation that owns 1% of the common stock of AAG. AFG is a publicly traded holding company which is engaged, through its subsidiaries, in financial businesses that include annuities, insurance and portfolio investing, and non-financial businesses.

State  Regulation
The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each such jurisdiction. Where required by law or regulation, the Contracts will be modified accordingly.

SERVICES
--------------------------------------------------------------------------------
Safekeeping of Separate Account Assets

Title to assets of the Separate
Account is held by the Company. The Separate Account assets are segregated from the Company's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Sub-Accounts. Title to assets invested in the fixed account options is held by the Company together with the Company's general account assets.

Records and Reports
All records and accounts relating to the fixed account options and the Separate Account will be maintained by the Company. As presently required by the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract and to each group Contract owner semi-annually at the owner's last known address.

Experts
The financial statements of the Separate Account as of December 31, 1998 and the year then ended and the statutory-basis financial statements of the Company as of December 31, 1998 and 1997, and for the years then ended, appearing in this statement of additional information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon also appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

DISTRIBUTION OF THE CONTRACTS
--------------------------------------------------------------------------------
The offering of the Contracts is expected to be continuous. Although the Company does not anticipate discontinuing the offering of the Contracts, the Company reserves the right to discontinue offering any one or more of the Contracts.

The approximate commissions received and retained by AAG Securities, Inc. ("AAG Securities") for sale of the Contracts for each of the last three fiscal years are as follows:


--------------------------- ------------------------- ------------------------- --------------------------
Year Ended                          12/31/98                  12/31/97                  12/31/96
--------------------------- ------------------------- ------------------------- --------------------------
Navigator                                                 (7/15 to 12/31)                  N/A
  Received                                                    $296,000                     N/A
  Retained                                                    $18,000                      N/A
--------------------------- ------------------------- ------------------------- --------------------------
Advantage                       (7/22 to 12/31)                 N/A                        N/A
  Received                                                      N/A                        N/A
  Retained                                                      N/A                        N/A
--------------------------- ------------------------- ------------------------- --------------------------
Independence                    (7/22 to 12/31)                 N/A                        N/A
  Received                                                      N/A                        N/A
  Retained                                                      N/A                        N/A
--------------------------- ------------------------- ------------------------- --------------------------
                                         N/A = Contract not available and no commissions paid.


CALCULATION OF PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

Money Market Sub-Account Standardized Yield Calculation
In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the money market Sub-Account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market Portfolio or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD = (BASE PERIOD RETURN/7)*365

  Where:

  BASE  PERIOD  RETURN = The  percentage  (or net)  change in the  Accumulation
                         Unit Value for the money market Sub-Account ("AUV") over a 7 day period determined as follows:

                         AUV at end of 7 day period - AUV at beginning of 7 day period
                        -------------------------------------------------------
                                   AUV at beginning of 7 day period


Because the Net Asset Value of the money market  Portfolio  rarely deviates from
1.000000 per unit, the change in the Accumulation Unit Value for the money market Sub-Account (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7 day period less mortality and expense risk and administration charges deducted from the Sub-Account over the 7 day period. Because of the deductions for mortality and expense risk and administration charges, the yield for the money market Sub-Account of the Separate Account will be lower than the yield for the money market Portfolio or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the money market Sub-Account for the same seven-day period, which is yield determined on a compounded basis. The effective yield is calculated according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] - 1

The yields and effective yields for the money market Sub-Account for the seven-day period ended December 31, 1998 are as follows:

      Money Market Sub-Account          Yield      Effective Yield

      Standard Navigator Contracts        %             %

      Enhanced Navigator Contracts        %             %

      Advantage Contracts                 %             %

      Independence Contracts              %             %



The yield on amounts held in the money market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The money market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the money market Portfolio or substitute funding vehicle, and operating expenses. IN ADDITION, THE YIELD FIGURES DO NOT REFLECT THE EFFECT OF ANY CONTINGENT DEFERRED SALES CHARGE OR CONTRACT MAINTENANCE FEES THAT MAY BE APPLICABLE ON SURRENDER UNDER ANY CONTRACT.

Average  Annual  Total  Return Calculation
The Company may from time to time also disclose average annual total returns for one or more of the Sub-Accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods that would equal the initial amount invested to the ending redeemable value, according to the following formula:

P(1 + T)n = ERV

Where

 P    =  a hypothetical initial payment of $1,000
 T    =  average annual total return
 n    =  number of years
 ERV = "ending redeemable value" of a hypothetical $1,000 payment made at the beginning of the one-, five- or ten-year period at the end of the one-, five- or ten-year period (or fractional portion thereof)

Average annual total return may be presented in either standardized or nonstandardized form. All average annual total return data is hypothetical. The ERV for standardized data reflects the deduction of all recurring fees, such as contract maintenance fees, contingent deferred sales charges, mortality and expense risk charges, and administration charges, which are charged to all Contracts of that type. The ERV for nonstandardized data reflects the deduction of mortality and expense risk charges and the administration charges, but not contract maintenance fees or contingent deferred sales charges.

Cumulative Total Return   Calculation
The Company may from time to time disclose other non-standardized total return in conjunction with the standardized performance data described above. Non-standardized data may reflect no contingent deferred sales charge and no contract maintenance fee and may present performance data for a period of time other than that required by the standardized format. The Company may from time to time also disclose cumulative total return calculated using the following formula assuming that the contingent deferred sales charge percentage is 0%:

CTR = (ERV/P) - 1

Where:

   CTR = the cumulative total return net of Sub-Account recurring charges, other than the contract maintenance fee, for the period

   ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of the one-, five- or ten-year period at the end of the one-, five- or ten-year period (or fractional portion thereof)

      P     =     a hypothetical initial payment of $1,000

Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.



Standardized Average Annual Total Return Data
(Data reflects deduction of all recurring          Navigator              Navigator            Advantage           Independence
charges including contingent deferred sales        Standard               Enhanced             Contracts           Contracts
charges and contract maintenance fees)            Contracts1/            Contracts2/
                                                  ----------------------------------------------------------------------------------
                                                1 Year  Life of         1 Year  Life of     1 Year  Life of        1 Year  Life of
                                   All Periods          Separate                Separate            Separate               Separate
                               Ending 12/31/98          Account3/               Account3/           Account3/              Account3/
------------------------------------------------------------------------------------------------------------------------------------
Janus A.S.-Aggressive Growth Portfolio
Janus A.S.-Worldwide Growth Portfolio
Janus A.S.-Balanced Portfolio
Janus A.S.-Growth Portfolio
Janus A.S.-International Growth Portfolio
Dreyfus V.I.F.-Capital Appreciation Portfolio
Dreyfus V.I.F.-Money Market Portfolio
Dreyfus V.I.F.-Growth and Income Portfolio
Dreyfus V.I.F.-Small Cap Portfolio
The Dreyfus Socially Responsible Growth Fund,Inc.
Dreyfus Stock Index Fund
Strong Opportunity Fund II, Inc.
Strong Variable Insurance Funds, Inc.-Strong
  Growth Fund II
INVESCO VIF-Industrial Income Portfolio
INVESCO VIF-Total Return Portfolio
INVESCO VIF-High Yield Portfolio
Morgan Stanley Universal Funds, Inc.-Mid-Cap
  Value Portfolio
Morgan Stanley Universal Funds, Inc.-Value
  Portfolio
Morgan Stanley Universal Funds, Inc.-Fixed
  Income Portfolio
Morgan Stanley Universal Funds, Inc.-U.S.
  Real Estate Portfolio
Morgan Stanley Universal Funds, Inc.-Emerging
  Markets Equity Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Growth
  II Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Large
  Cap Growth Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Tech. &
  Comm. Portfolio
The Timothy Plan Variable Series                  4/                       4/                4/                      4/
------------------------------------------------------------------------------------------------------------------------------------
1/    Annual mortality and expense risk charge of 1.25% of daily net asset value.

2/    Annual mortality and expense risk charge of 0.95% of daily net asset value.

3/    From Separate Account commencement date (7/15/97) to 12/31/98 unless otherwise noted.

4/    From inception date of Portfolio (5/1/98) to 12/31/98.

                                                                               -6-


Non-Standardized Average Annual Total Return Data
(Data reflects deduction of all recurring charges              Navigator Standard Contracts1/;                Navigator
except contingent deferred sales charges and contract         Advantage Contracts; Independence           Enhanced Contracts2/
maintenance fees data is the same for Navigator                           Contracts
Standard Contracts, Advantage Contracts and
Independence Contracts)
                                                          --------------------------------------------------------------------------
                                                                1 Year           Life of Separate     1 Year        Life of Separate
                                             All Periods                            Account3/                           Account3/
                                         Ending 12/31/98
--------------------------------------------------------- -------------------- -----------------------------------------------------
Janus A.S.-Aggressive Growth Portfolio
Janus A.S.-Worldwide Growth Portfolio
Janus A.S.-Balanced Portfolio
Janus A.S.-Growth Portfolio
Janus A.S.-International Growth Portfolio
Dreyfus V.I.F.-Capital Appreciation Portfolio
Dreyfus V.I.F.-Money Market Portfolio
Dreyfus V.I.F.-Growth and Income Portfolio
Dreyfus V.I.F.-Small Cap Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Stock Index Fund
Strong Opportunity Fund II, Inc.
Strong Variable Insurance Funds, Inc.-Strong
  Growth Fund II
INVESCO VIF-Industrial Income Portfolio
INVESCO VIF-Total Return Portfolio
INVESCO VIF-High Yield Portfolio
Morgan Stanley Universal Funds, Inc.-Mid-Cap
  Value Portfolio
Morgan Stanley Universal Funds, Inc.-Value
  Portfolio
Morgan Stanley Universal Funds, Inc.-Fixed
  Income
Portfolio
Morgan Stanley Universal Funds, Inc.-U.S. Real
  Estate
Portfolio
Morgan Stanley Universal Funds, Inc.-Emerging
  Markets
Equity Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Growth
  II Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Large
  Cap Growth Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Tech.
  & Comm. Portfolio
The Timothy Plan Variable Series                                                      4/                                 4/
------------------------------------------------------------------------------------------------------------------------------------
1/      Annual mortality and expense risk charge of 1.25% of daily net asset value.

2/      Annual mortality and expense risk charge of 0.95% of daily net asset value.

3/      From Separate Account commencement date (7/15/97) to 12/31/98 unless otherwise noted.

4/      From inception date of Portfolio (5/1/98) to 12/31/98

Other  Performance  Measures
     Any of the Contracts may be compared in advertising materials to certificates of deposit ("CDs") or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have elected to invest in only the fixed account options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the fixed account options or to a Sub-Account, are FDIC-insured.

     Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contract's particular features and their desirability and may compare Contract features with those of other variable annuities and investment products of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity or retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, the desirability of owning the Contract and other products and services offered by the Company or AAG Securities, Inc. ("AAG Securities").

     The Company or AAG Securities may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic, market and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.

     Ibbotson Associates of Chicago, Illinois ("Ibbotson"), provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

     Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Sub-Accounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.

     In addition, advertising materials may quote various measures of volatility and benchmark correlations for the Sub-Accounts and the respective Portfolios and compare these volatility measures and correlations with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Sub-Account's, or its underlying Portfolio's, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

BENEFIT UNITS--TRANSFER FORMULAS
--------------------------------------------------------------------------------


     Transfers of a Contract owner's Benefit Units between Sub-Accounts during the Benefit Payment Period are implemented according to the following formulas:

(1) The number of Benefit Units to be transferred from a given Sub-Account is BU1(trans).

(2) The number of the Contract owner's Benefit Units remaining in such Sub-Account (after the transfer)
            = UNIT1 - BU1(trans).

(3) The number of Benefit Units transferred to the new Sub-Account is BU2 (trans). BU2(trans) = BU1(trans) * BUV1/BUV2.

(4) The number of the Contract ownerss Benefit Units in the new Sub-Account (after the transfer):
            = UNIT2 + BU2(trans).

(5) Subsequent variable dollar benefit payments will be based on the number of the Contract ownerss Benefit Units in each Sub-Account (after the transfer) as of the next variable dollar benefit paymentss due date.

Where:


     BU1(trans) is the number of the Contract ownerss Benefit Units transferred from a given Sub-Account.

     BUV1 is the Benefit Unit Value of the Sub-Account from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

     BU2(trans) is the number of the Contract ownerss Benefit Units transferred into the new Sub-Account.

     BUV2 is the Benefit Unit Value of the Sub-Account to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

     UNIT1 is the number of the Contract ownerss Benefit Units in the Sub-Account from which the transfer is being made, before the transfer.

     UNIT2 is the number of the Contract ownerss Benefit Units in the Sub-Account to which the transfer is being made, before the transfer.

FEDERAL TAX MATTERS
-------------------------------------------------------------------------------

     The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.

Taxation of Separate Account Income
     The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code ("IRC"). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

     Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

     In certain circumstances, owners of individual variable annuity contracts and participants under group variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner's gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

     The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the owner or participant), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this statement of additional information, no guidance has been issued.

     The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more flexibility in allocating purchase payments and Account Value than was contemplated in the rulings. These differences could result in an owner or participant being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner or participant from being considered the owner of a pro rata share of the assets of the Separate Account.

Tax Deferral On Nonqualified  Contracts
     Section 817(h) of the Code requires that with respect to nonqualified Contracts, the investments of the Portfolios be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios' assets may be invested. Failure of a Portfolio to meet the diversification requirement would result in loss of tax deferred status to owners of nonqualified Contracts.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The audited financial statements of the Separate Account for the year ended December 31, 1998 and the Company's audited statutory-basis financial statements for the years ended December 31, 1998 and 1997 are included herein.

     The financial statements of the Company included in this statement of additional information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

PART C
Other Information

Item 24.  Financial Statements and Exhibits

(a)   Financial Statements

      All required financial statements are included in Parts A or B of this Registration Statement.

(b)   Exhibits

      (1)  Resolution  of the Board of  Directors  of Annuity  Investors  Life
           Insurance   Company(REGISTERED)    authorizing   establishment   of
           Annuity Investors(REGISTERED) Variable Account B.1/

      (2)  Not Applicable.

      (3)  (a)  Distribution   Agreement   between   Annuity   Investors  Life
                Insurance Company (REGISTERED) and AAG Securities, Inc.2/

           (b)  Form of  Selling  Agreement  between  Annuity  Investors  Life
                Insurance   Company(REGISTERED),   AAG  Securities,  Inc.  and
                another Broker-Dealer.1/

           (c) Revised form of Selling Agreement between Annuity Investors Life Insurance Company(REGISTERED), AAG Securities, Inc. and another Broker-Dealer (filed herewith).


      (4)  Individual and Group Contract Forms and Endorsements.

           (a)  Form  of  Qualified   Individual   Flexible  Premium  Deferred
                Variable Annuity Contract.2/

           (b) Form of Non-Qualified Individual Flexible Deferred Variable Annuity Contract.2/

           (c)  Form of Loan Endorsement to Individual Contract.2/

           (d)  Form  of  Tax  Sheltered  Annuity  Endorsement  to  Individual
                Contract.2/

           (e) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract.2/

           (f)  Form of Employer Plan Endorsement to Individual Contract.2/

           (g)  Form  of  Individual   Retirement   Annuity   Endorsement   to
                Individual Contract.2/

           (h) Form of Texas Optional Retirement Program Endorsement to Individual Contract.2/

           (i)  Form of Long-Term Care Waiver Rider to Individual Contract.2/

           (j)  Form of Simple IRA Endorsement to Individual Contract.2/

           (k) Form of Group Flexible Premium Deferred Variable Annuity Contract.2/

           (l)  Form of  Certificate of  Participation  under a Group Flexible
                Premium
                Deferred Variable Annuity Contract.2/

           (m)  Form of Loan Endorsement to Group Contract.2/

           (n) Form of Loan Endorsement to Certificate of Participation under a Group Contract. 2/

           (o)  Form  of  Tax   Sheltered   Annuity   Endorsement   to   Group
                Contract.2/

           (p) Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract.2/

           (q)  Form of Qualified Pension, Profit Sharing and
                Annuity Plan Endorsement to Group Contract.2/

           (r) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract.2/

           (s)  Form of Employer Plan Endorsement to Group Contract.2/

           (t)  Form  of  Employer  Plan   Endorsement   to   Certificate   of
                Participation under a Group Contract.2/

           (u)  Form of Deferred Compensation Endorsement to
                Group Contract.2/

           (v) Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract.2/

           (w)  Form of  Texas  Optional  Retirement  Program  Endorsement  to
                Group
                Contract.2/

           (x) Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract.2/

           (y)  Form of Long-Term Care Waiver Rider to Group Contract.2/

           (z)  Form  of  Long-Term   Care  Waiver  Rider  to  Certificate  of
                Participation
                under a Group Contract.2/

           (aa) Revised form of Individual Retirement Annuity Endorsement to Individual Qualified Contract. 3/

           (bb) Revised   form  of  SIMPLE  IRA   Endorsement   to   Qualified
                Individual Contract. 3/

           (cc) Form  of  Roth  IRA   Endorsement   to  Qualified   Individual
                Contract. 3/

           (dd) Revised form of Employer Plan Endorsement to Group Contract. 3/

           (ee) Revised form of Employer Plan Endorsement to Certificate of Participation under a Group Contract. 3/

           (ff) Revised  form  of  Employer  Plan   Endorsement   to  Qualified
                Individual Contract. 3/

           (gg) Revised form of Tax Sheltered Annuity Endorsement to Group Contract.3/

           (hh) Revised  form  of  Tax   Sheltered   Annuity   Endorsement   to
                Certificate of Participation under a Group Contract. 3/

           (ii) Revised form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. 3/

           (jj) Revised form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 3/

           (kk) Revised form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract. 3/

           (ll) Revised form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract. 3/

           (mm) Form of Governmental Section 457 Plan Endorsement to Group Contract. 3/

           (nn) Form  of   Governmental   Section  457  Plan   Endorsement   to
                Certificate of Participation under a Group Contract. 3/

           (oo) Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract. 3/


           (pp) Form of Successor Owner Endorsement to Group Contract (filed herewith).

           (qq) Form  of  Successor   Owner   Endorsement   to  Certificate  of
                Participation under a Group Contract (filed herewith).

           (rr) Form of Successor  Owner  Endorsement  to Qualified  Individual
                Contract   and   Non-Qualified   Individual   Contract   (filed
                herewith).


      (5) (a) Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract.2/

           (b)  Form  of  Application  for  Group  Flexible   Premium  Deferred
                Annuity Contract.2/


           (c) Revised form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 4/

           (d)  Revised  form  of  Application   for  Group  Flexible   Premium
                Deferred Annuity Contract. 4/


      (6)  (a)  Articles   of   Incorporation   of  Annuity   Investors   Life
                Insurance Company(REGISTERED). 1/

                (i) Amendment to Articles of Incorporation, adopted April 9, 1996, and approved by the Secretary of State, State of Ohio, on July 11, 1996.2/

                (ii) Amendment to Articles of Incorporation, adopted August 9, 1996, and approved by the Secretary of State, State of Ohio, on December 3, 1996.2/

           (b) Code of Regulations of Annuity Investors Life Insurance Company. (REGISTERED) 1/

      (7)       Not Applicable.

      (8)  (a)  Participation   Agreement   between  Annuity   Investors  Life
                Insurance    Company(REGISTERED)    and    Dreyfus    Variable
                Investment Fund.2/

                (i)  Letter Agreement dated April 14, 1997 between
                     Annuity Investors Life Insurance Company (REGISTERED) and Dreyfus Variable Investment Fund.2/

           (b)  Participation   Agreement   between  Annuity   Investors  Life
                Insurance Company(REGISTERED) and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).2/

                (i)  Letter Agreement dated April 14, 1997 between
                     Annuity  Investors  Life  Insurance   Company(REGISTERED)
                     and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock
                     Index Fund).2/

           (c)  Participation   Agreement   between  Annuity   Investors  Life
                Insurance Company(REGISTERED) and The Dreyfus Socially Responsible Growth Fund, Inc.2/

                (i)  Letter Agreement dated April 14, 1997 between
                     Annuity  Investors  Life  Insurance   Company(REGISTERED)
                     and The Dreyfus Socially Responsible Growth Fund, Inc.2/

           (d)  Participation   Agreement   between  Annuity   Investors  Life
                Insurance Company(REGISTERED)  and Janus Aspen Series.2/

           (e)  Participation   Agreement   between  Annuity   Investors  Life
                Insurance Company(REGISTERED) and Strong Variable Insurance Funds, Inc. and Strong Special Fund II, Inc.2/

           (f)  Participation   Agreement   between  Annuity   Investors  Life
                Insurance    Company(REGISTERED)    and    INVESCO    Variable
                Investment Funds, Inc.2/

           (g)  Participation   Agreement   between  Annuity   Investors  Life
                Insurance Company(REGISTERED) and Morgan Stanley Universal Funds, Inc.2/

           (h) Participation Agreement between Annuity Investors Life Insurance Company(REGISTERED)and PBHG Insurance Series Fund, Inc.2/

           (i) Service Agreement between Annuity Investors Life Insurance Company(REGISTERED) and American Annuity GroupSM, Inc.1/

           (j) Agreement between AAG Securities, Inc. and AAG Insurance Agency, Inc.1/

           (k) Investment Service Agreement between Annuity Investors Life Insurance Company(REGISTERED) and American Annuity GroupSM, Inc. 1/

           (l) Service Agreement between Annuity Investors Life Insurance Company(REGISTERED) and Strong Capital Management, Inc.2/

           (m) Service Agreement between Annuity Investors Life Insurance Company(REGISTERED) and Pilgrim Baxter & Associates, Ltd.2/

           (n)  Service Agreement between Annuity Investors Life Insurance
                Company(REGISTERED)   and  Morgan  Stanley  Asset  Management,
                Inc. 2/

           (o) Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company(REGISTERED).2/

           (p)  Service Agreement between Annuity Investors Life
                Insurance     Company(REGISTERED)     and    Janus     Capital
                Corporation.2/


           (q) Service Agreement between INVESCO Funds Group, Inc. and Annuity Investors Life Insurance Company.4/

           (r) Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company4/

           (s) Service Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company. 4/


      (9)  Opinion and Consent of Counsel. 1/


      (10) Consent of Independent Auditors. 4/


      (11) No financial statements are omitted from Item 23.

      (12) Not Applicable.



      (13) Schedule for Computation of Performance Quotations. 4/

      (14) Financial Data Schedule. 4/

      (15) Powers of Attorney. 5/
________________________

1/    Filed with Form N-4 on December 23, 1996.
2/    Filed with Pre-Effective Amendment No. 1 on June 3, 1997.
3/    Filed with Post-Effective Amendment No. 1 on February 27, 1998.
4/    Filed with Post-Effective Amendment No. 2 on April 29, 1998.
5/ Incorporated by reference to Pre-Effiective Amendment No. 1, filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-51955 on on July 6, 1998.

Item 25.   Directors and Officers of the Depositor

                        Principal          Positions and Offices
      Name              Business Address   With the Company
Robert Allen Adams             (1)         President, Director
Stephen Craig Lindner          (1)         Director
William Jack Maney, II         (1)         Assistant Treasurer and
                                           Director
James Michael Mortensen        (1)         Executive Vice
                                           President,
                                           Assistant Secretary and
                                           Director
Mark Francis Muething          (1)         Senior Vice President,
                                           Secretary, General
                                           Counsel and Director
Jeffrey Scott Tate             (1)         Director
Thomas Kevin Liguzinski        (1)         Senior Vice President
Charles Kent McManus           (1)         Senior Vice President
Robert Eugene Allen            (1)         Vice President and
                                           Treasurer
Arthur Ronald Greene,          (1)         Vice President
III
Betty Marie Kasprowicz         (1)         Vice President and
                                           Assistant Secretary
Michael Joseph O'Connor        (1)         Senior Vice President
Lynn Edward Laswell            (1)         Vice President and
                                           Controller
Vincent J. Graneri             (1)         Vice President and
                                           Chief Actuary
David Shipley                  (1)         Vice President
Thomsas E. Mischell            (1)         Assistant Treasurer



(1)   P.O. Box 5423, Cincinnati, Ohio  45201-5423.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

The Depositor, Annuity Investors Life Insurance Company(REGISTERED) is a wholly owned subsidiary of Great American(REGISTERED Life Insurance Company, which is a wholly owned subsidiary of American Annuity Group(SERVICEMARK), Inc. The Registrant, Annuity Investors(REGISTERED Variable Account B, is a segregated asset account of Annuity Investors Life Insurance Company(REGISTERED.

The   following   chart  shows  the   affiliations   among  Annuity
Investors Life Insurance Company(REGISTERED) and its parent, subsidiary and affiliated entities.

AMERICAN FINANCIAL GROUP, INC.                                                     % OF STOCK OWNED (1)
|                                                       STATE OF      DATE OF         BY IMMEDIATE
|                                                       DOMICILE      INCORPORATION   PARENT COMPANY  NATURE OF BUSINESS
|
|_AFC Holding Company                                     Ohio          12/09/94           100         Holding Company
  |_AHH Holdings, Inc.                                    Florida       12/27/95             49        Holding Company
  | |_Columbia Financial Company                          Florida       10/26/93           100         Real Estate Holding Company
  | |_American Heritage Holding Corporation               Delaware      11/02/94           100         Home Builder
  | | |_Heritage Homes Realty, Inc.                       Florida       07/20/93           100         Home Sales
  | | |_Southeast Title, Inc.                             Florida       05/16/95           100         Title Company
  | |_Heritage Home Finance Corporation                   Florida       02/10/94           100         Finance Company
  |_American Financial Capital Trust I                    Delaware      09/14/96           100         Statutory Business Trust
  |_American Financial Corporation                        Ohio          11/15/55           100         Holding Company
  | |_AFC Acquisition                                     Ohio          06/26/97           100         Transitory Holding Company
       Corp.
  | |_AFC Coal Properties, Inc.                           Ohio          12/18/96           100         Real Estate Holding Company
  | |_American Barge & Towing                             Ohio          03/25/82                       Inactive
       Company                                                                             100
  | | |_Spartan Transportation                            Ohio          7/19/1983                      Mgmt-River Transportation
Corporation                                                                                100          Equipment
  | |_American Financial Corporation                      Ohio          08/27/63           100         Inactive
  | |_American Money Management Corporation               Ohio          03/01/73           100         Investment Management
  | |_American Money Management International, N.V        Netherland    05/10/85           100         Securities Management
  | |                                                      Antilles
  | |_American Premier Underwriters, Inc.                 Pennsylvania  1846               100(2)      Diversified
  | | |_The Ann Arbor Railroad Company                    Michigan      09/21/1895           99        Inactive
  | | |_The Associates of the Jersey Company              New Jersey    11/10/1804         100         Inactive
  | | |_Cal Coal, Inc.                                    Illinois      05/30/79           100         Inactive
  | | |_Canadian Lease Insurance Services, Ltd.           Washington    02/28/91           100         Insurance Agency
  | | |_The Indianapolis Union Railway Company            Indiana       11/19/1872         100         Inactive
  | | |_Leased Equipment Reinsurance Company, Ltd.        Bermuda       09/18/89           100         Reinsurance Company
  | | |_Lease Insurance Agency Services Corporation       Washington    12/27/83           100         Insurance Agency
  | | |_Lease Insurance Services, Ltd.                    Washington    05/14/90           100         Insurance Agency
  | | |_Lehigh Valley Railroad Company                    Pennsylvania  04/21/1846         100         Inactive
  | | |_The New York and Harlem Railroad Company          New York      04/25/1831           97        Inactive
  | | |_The Owasco River Railway, Inc.                    New York      06/02/1881         100         Inactive
  | | |_PCC Real Estate, Inc.                             New York      12/15/86           100         Holding Company
  | | | |_PCC Chicago Realty Corp.                        New York      12/23/86           100         Real Estate Developer
  | | | |_PCC Gun Hill Realty Corp.                       New York      12/18/85           100         Real Estate Developer
  | | | |_PCC Michigan Realty, Inc.                       Michigan      11/09/87           100         Real Estate Developer
  | | | |_PCC Scarsdale Realty Corp.                      New York      06/01/86           100         Real Estate Developer
  | | | | |_Scarsdale Depot Associates, L.P.              Delaware      05/05/89             80        Real Estate Developer
  | | |_Penn Central Energy Management Company            Delaware      05/11/87           100         Energy Operations Manager
  | | |_Pennsylvania Company                              Delaware      12/05/58           100         Holding Company
  | | | |_Atlanta Casualty Company                        Illinois      06/13/72           100 (2)     Property/Casualty Insurance
  | | | | |_American Premier Insurance Company            Indiana       11/30/89           100         Property/Casualty Insurance
  | | | | |_Atlanta Specialty Insurance Company           Ohio          02/06/74           100         Property/Casualty Insurance
  | | | | |_Atlanta Casualty Group, Inc.                  Georgia       04/01/77           100         Insurance Agency
  | | | | | |_Atlanta Casualty General Agency, Inc.       Texas         03/15/61           100         Managing General Agency
  | | | | | |_Atlanta Insurance Brokers, Inc.             Georgia       02/06/71           100         Insurance Agency
  | | | | | |_Treaty House, Ltd. (d/b/a Mr. Budget)       Nevada        11/02/71           100         Insurance Premium Finance

AMERICAN FINANCIAL GROUP, INC.
  |_AFC Holding Company
  |_American Financial Corporation                                                   % OF STOCK OWNED (1)
  | |_American Premier Underwriters, Inc.                 STATE OF      DATE OF         BY IMMEDIATE
  | | |_Pennsylvania Company                              DOMICILE      INCORPORATION  PARENT COMPANY    NATURE OF BUSINESS
  |
  | | | | |_Penn Central U.K. Limited                     United        10/28/92          100           Insurance Holding Company
                                                          Kingdom
  | | | | | |_Insurance (GB) Limited                      United        05/13/92          100           Property/Casualty Insurance
                                                          Kingdom
  | | | |_Delbay Corporation                              Delaware      12/27/62          100           Inactive
  | | | |_Great Southwest Corporation                     Delaware      10/25/78          100           Real Estate Developer
  | | | | |_World Houston, Inc.                           Delaware      05/30/74          100           Real Estate Developer
  | | | |_Hangar Acquisition Corp.                        Ohio          10/06/95          100           Aircraft Investment
  | | | |_Infinity Insurance Company                      Indiana       07/09/55          100           Property/Casualty Insurance
  | | | | |_Infinity Agency of Texas, Inc.                Texas         07/15/92          100           Managing General Agency
  | | | | |_The Infinity Group, Inc.                      Indiana       07/22/92          100           Services Provider
  | | | | |_Infinity National Insurance Company           Indiana       08/05/92          100           Property/Casualty Insurance
  | | | | |_Infinity Select Insurance Company             Indiana       06/11/91          100           Property/Casualty Insurance
  | | | | |_Leader National Insurance Company             Ohio          03/20/63          100           Property/Casualty Insurance
  | | | | | |_Budget Insurance Premiums, Inc.             Ohio          02/14/64          100           Premium Finance Company
  | | | | | |_Leader National Agency, Inc.                Ohio          04/05-63          100           Brokering Agent
  | | | | | |_Leader National Agency of Texas, Inc.       Texas         01/25/94          100           Managing General Agency
  | | | | | |_Leader National Insurance Agency of Arizona Arizona       12/05/73          100           Brokering Agent
  | | | | | |_Leader Preferred Insurance Company          Ohio          11/07/94          100           Property/Casualty Insurance
  | | | | | |_Leader Specialty Insurance Company          Indiana       03/10/94          100           Property/Casualty Insurance
  | | | | | |_TALON Group, Inc.                           Ohio          12/12/97          100           Services Provider
  | | | |_PCC Technical Industries, Inc.                  California    03/07/55          100           Holding Company
  | | | | |_ESC, Inc.                                     California    11/02/62          100           Connector Accessories
  | | | | |_Marathon Manufacturing Companies, Inc.        Delaware      11/18/83          100           Holding Company
  | | | | | |_Marathon Manufacturing Company              Delaware      12/07/79          100           Inactive
  | | | | |_PCC Maryland Realty Corp.                     Maryland      08/18/93          100           Real Estate Holding Company
  | | | | |_Penn Camarillo Realty Corp.                   California    11/24/92          100           Real Estate Holding Company
  | | | |_Penn Towers, Inc.                               Pennsylvania  08/01/58          100           Inactive
  | | | |_Republic Indemnity Company of America           California    12/05/72          100           Workers' Compensation
                                                                                                        Insurance
  | | | | |_Republic Indemnity Company of California      California    10/13/82          100           Workers' Compensation
                                                                                                        Insurance
  | | | | |_Republic Indemnity Medical Management, Inc.   California    03/25/96          100           Medical Bill Review
  | | | | |_Timberglen Limited                            United        10/28/92          100           Investments
                                                          Kingdom
  | | | |_Risico Management Corporation                   Delaware      01/10/89          100           Risk Management
  | | | |_Windsor Insurance Company                       Indiana       11/05/87          100(2)        Property/Casualty Insurance
  | | | | |_American Deposit Insurance Company            Oklahoma      12/28/66          100           Property/Casualty Insurance

  | | | | | |_Granite Finance Co., Inc.                   Texas         11/09/65          100           Premium Financing
  | | | | |_Coventry Insurance Company                    Ohio          09/05/89          100           Property/Casualty Insurance
  | | | | |_El Aguila Compania de Seguros, S.A. de C.V.   Mexico        11/24/94          100 (2)       Property/Casualty Insurance
  | | | | |_Moore Group Inc.                              Georgia       12/19/62          100           Insurance Holding
                                                                                                        Company/Agency
  | | | | | |_Casualty Underwriters, Inc.                 Georgia       10/01/54            51          Insurance Agency
  | | | | | |_Dudley L. Moore Insurance, Inc.             Louisiana     03/30/78    beneficial interest Insurance Agency
  | | | | | |_Hallmark General Insurance Agency, Inc.     Oklahoma      06/16/72    Beneficial interest Insurance Agency
  | | | | | |_Windsor Group, Inc.                         Georgia       05/23/91          100           Insurance Holding Company
  | | | | |_Regal Insurance Company                       Indiana       11/05/87          100           Property/Casualty Insurance
  | | | | |_Texas Windsor Group, Inc.                     Texas         06/23/88          100           Insurance Agency

AMERICAN FINANCIAL GROUP, INC.
| |_AFC Holding Company
| |_American Financial Corporation
| | |_American Premier Underwriters, Inc.                                            % OF STOCK OWNED (1)
|                                                        STATE OF      DATE OF         BY IMMEDIATE
|                                                        DOMICILE      INCORPORATION   PARENT COMPANY  NATURE OF BUSINESS
|_
  | | |_Pennsylvania-Reading Seashore Lines              New Jersey    06/14/01           66.67          Inactive
  | | |_Pittsburgh and Cross Creek Railroad Company      Pennsylvania  08/14/70           83             Inactive
  | | |_Terminal Realty Penn Co.                         District of   09/23/68         100              Inactive
  | | |_United Railroad Corp.                            Delaware      11/25/81         100              Inactive
  | | | |_Detroit Manufacturers Railroad Company         Michigan      01/30/02           82             Inactive
  | | |_Waynesburg Southern Railroad Company             Pennsylvania  09/01/66         100              Inactive
  | |_Chiquita Brands International, Inc.                New Jersey    03/30/99           40.41 (2)      Production/Processing/
  | |   (and subsidiaries)                                                                               Distribution of Food
                                                                                                           Products
  | |_Dixie Terminal Corporation                         Ohio          04/23/70         100              Commercial Leasing
  | |_Fairmont Holdings, Inc.                            Ohio          12/15/83         100              Holding Company
  | |_FWC Corporation                                    Ohio          03/16/83         100              Financial Services
  | |_Great American Holding Corporation                 Ohio          11/30/77         100              Holding Company
  | | |_Great American Insurance Company                 Ohio          3/7/1872         100              Property/Casualty Insurance
  | | | |_Agricultural Excess and Surplus Insurance      Delaware      02/28/79         100              Excess & Surplus Lines
            Company                                                                                         Insurance
  | | | |_Agricultural Insurance Company                 Ohio          03/23/05         100              Property/Casualty Insurance
  | | | |_American Alliance Insurance Company            Arizona       09/11/45         100              Property/Casualty Insurance
  | | | |_American Annuity Group, Inc.                   Delaware      05/15/87           81.13 (2)      Holding Company
  | | | | |_AAG Holding Company, Inc.                    Ohio          09/11/96         100              Holding Company
  | | | | | |_American Annuity Group Capital Trust I     Delaware      09/13/96         100              Financing Vehicle
  | | | | | |_American Annuity Group Capital Trust II    Delaware      03/11/97         100              Financing Vehicle
  | | | | | |_American Annuity Group Capital Trust III   Delaware      05/27/97         100              Financing Vehicle
  | | | | | |_Great American Life Insurance Company      Ohio          12/15/59         100              Life Insurance Company
  | | | | | | |_Annuity Investors Life Insurance Company Ohio          11/31/81         100              Life Insurance Company
  | | | | | | |_Assured Security Life Insurance Company, South Dakota  05/12/78         100              Life Insurance Company
                    Inc.
  | | | | | | |_CHATBAR, Inc.                            Massachusetts 11/02/93         100              Hotel Operator
  | | | | | | |_Driskill Holding, Inc.                   Texas         06/07/95  beneficial interest     Hotel Management
  | | | | | | |_First Benefit Insurance Company          Arizona       01/03/95         100              Life Insurance Company
  | | | | | | |_GALIC Brothers, Inc.                     Ohio          11/12/93           80             Real Estate Management
  | | | | | | |_Great American Life Assurance Company    Ohio          08/10/67         100              Life Insurance Company
  | | | | | | |_Loyal American Life Insurance Company    Alabama       05/18/55         100              Life Insurance Company
  | | | | | | | |_ADL Financial Services, Inc.           North         09/10/70         100              Marketing Services
                                                         Carolina
  | | | | | |_Purity Financial Corporation               Florida       12/21/91         100              Marketing Services
  | | | | |_Prairie National Life Insurance Company      South Dakota  02/11/76         100              Life Insurance Company
  | | | | | |_American Memorial Life Insurance Company   South Dakota  03/18/59         100              Life Insurance Company
  | | | | | | |_Great Western Life Insurance Company     Montana       05/01/80         100              Life Insurance Company
  | | | | | | |_Rushmore National Life Insurance Company South Dakota  04/16/37         100              Life Insurance Company
  | | |_AAG Insurance Agency, Inc.                       Kentucky      12/06/94         100              Life Insurance Agency
  | | | |_AAG Insurance Agency of Massachusetts, Inc.    Massachusetts 05/25/95         100              Insurance Agency
  | | |_AAG Securities, Inc.                             Ohio          12/10/93         100              Broker-Dealer
  | | |_American DataSource, Inc.                        Delaware      06/15/90         100              Pre-need Trust Services
  | | |_American Memorial Marketing Services, Inc.       Washington    06/19/80         100              Marketing Services


AMERICAN FINANCIAL GROUP, INC.
| |_AFC Holding Company
| |_American Financial Corporation
| | |_Great American Holding Corporation                                              % OF STOCK OWNED (1)
| | | |_Great American Insurance Company                   STATE OF      DATE OF        BY IMMEDIATE
| | | | |_American Annuity Group, Inc.                     DOMICILE      INCORPORATION  PARENT COMPANY      NATURE OF BUSINESS
|_
 | | | | |_CSW Management Services, Inc.                   Texas         06/27/85          100          Pre-need Trust Admin.
                                                                                                        Services
 | | | | |_GALIC Disbursing Company                        Ohio          05/31/94          100          Payroll Servicer
 | | | | |_General Accident Life Assurance Company of      Puerto Rico   07/01/64            99         Life Insurance Company
              Puerto Rico, Inc.
 | | | | |_Keyes-Graham Insurance Agency, Inc.             Massachusetts 12/23/87          100          Insurance Agency
 | | | | |_International Funeral Associates, Inc.          Delaware      05/07/86          100          Coop. Buying Funeral Dirs.
 | | | | |_Laurentian Credit Services Corporation          Delaware      10/07/94          100          Inactive
 | | | | |_Laurentian Marketing Services, Inc.             Delaware      12/23/87          100          Marketing Services
 | | | | |_Laurentian Securities Corporation               Delaware      01/30/90          100          Inactive
 | | | | |_Lifestyle Financial Investments, Inc.           Ohio          12/29/93          100          Marketing Services
 | | | | | |_Lifestyle Financial Investments Agency of     Ohio          03/07/94   beneficial interest Life Insurance Agency
              Ohio, Inc.
 | | | | | |_Lifestyle Financial Investments of Indiana,   Indiana       02/24/94          100          Life Insurance Agency
              Inc.
 | | | | | |_Lifestyle Financial Investments of Kentucky,  Kentucky      10/03/94          100          Insurance Agency
              Inc.
 | | | | | |_Lifestyle Financial Investments of the        Minnesota     06/10/85          100          Insurance Agency
              Northwest, Inc.
 | | | | | |_Lifestyle Financial Investments of the        North         07/13/94          100          Insurance Agency
              Southeast, Inc.                              Carolina
 | | | | |_Loyal Marketing Services, Inc.                  Alabama       07/20/90          100          Marketing Services
 | | | | |_New Energy Corporation                          Indiana       01/08/97            49         Holding Company
 | | | | |_Purple Cross Insurance Agency, Inc.             Delaware      11/07/89          100          Insurance Agency
 | | | | |_Retirement Resource Group, Inc.                 Indiana       02/07/95          100          Insurance Agency
 | | | | | |_RRG of Alabama, Inc.                          Alabama       09/22/95          100          Life Insurance Agency
 | | | | | |_RRG of Ohio, Inc.                             Ohio          02/20/96   beneficial interest Insurance Agency
 | | | | | |_AAG Insurance Agency of Texas, Inc.           Texas         06/02/95          100          Life Insurance Agency
 | | | | |_SPELCO (UK) Ltd.                                United        00/00/00            99         Inactive
                                                           Kingdom
 | | | | |_SWTC, Inc.                                      Delaware      00/00/00          100          Inactive
 | | | | |_SWTC Hong Kong Ltd.                             Hong Kong     00/00/00          100          Inactive
 | | | | |_Technomil Ltd.                                  Delaware      00/00/00          100          Inactive
 | | | |_American Custom Insurance Services, Inc.          Ohio          07/27/83          100          Management Holding Company
 | | | | |_American Custom Insurance Services California,  California    05/18/92          100          Insurance Agency & Brokerage
            Inc.
 | | | | |_Eden Park Insurance Brokers, Inc.               California    02/13/90          100          Wholesale Brokerage for
                                                                                                        Surplus Lines
 | | | | |_Professional Risk Brokers, Inc.                 Illinois      03/01/90          100          Insurance Agency
 | | | | |_Professional Risk Brokers Insurance, Inc.       Massachusetts 04/19/94          100          Surplus Lines Brokerage
 | | | | |_Professional Risk Brokers of Connecticut, Inc.  Connecticut   07/09/92          100          Insurance Agency & Brokerage
 | | | | |_Professional Risk Brokers of Ohio, Inc.         Ohio          12/17/86          100          Insurance Agency and
                                                                                                        Brokerage
 | | | |_American Custom Insurance Services Illinois, Inc. Illinois      07/08/92          100          Underwriting Office
 | | | |_American Dynasty Surplus Lines Insurance Company  Delaware      01/12/82          100          Excess & Surplus Lines
                                                                                                        Insurance
 | | | |_American Empire Surplus Lines Insurance Company   Delaware      07/15/77          100          Excess & Surplus Lines
                                                                                                        Insurance
 | | | | |_American Empire Insurance Company               Ohio          11/26/79          100          Property/Casualty Insurance
 | | | | | |_American Signature Underwriters, Inc.         Ohio          04/08/96          100          Insurance Agency
 | | | | | |_Specialty Underwriters, Inc.                  Texas         05/19/76          100          Insurance Agency
 | | | | |_Fidelity Excess and Surplus Insurance Company   Ohio          06/30/87          100          Property/Casualty Insurance

AMERICAN FINANCIAL GROUP, INC.
| |_AFC Holding Company
| |_American Financial Corporation
| | |_Great American Holding Corporation                                           % OF STOCK OWNED (1)
| | | |_Great American Insurance Company               STATE OF      DATE OF         BY IMMEDIATE
|_                                                     DOMICILE      INCORPORATION   PARENT COMPANY       NATURE OF BUSINESS

   | | | |_American Financial Enterprises, Inc.        Connecticut   1871               100 (2)          Closed End Investment
                                                                                                         Company
   | | | |_American Insurance Agency, Inc.             Kentucky      07/27/67           100              Insurance Agency
   | | | |_American National Fire Insurance Company    New York      08/22/47           100              Property/Casualty Insurance
   | | | |_American Special Risk, Inc.                 Illinois      12/29/81           100              Insurance Broker/Managing
                                                                                                         General Agency
   | | | | |_American Special Risk I of Arizona, Inc.  Arizona       02/06/90           100              Inactive
   | | | |_American Spirit Insurance Company           Indiana       04/05/88           100              Property/Casualty Insurance
   | | | |_Brothers Property Corporation               Ohio          09/08/87             80             Real Estate Investment
   | | | | |_Brothers Barrington Corporation           Oklahoma      03/18/94           100              Real Estate Holding
                                                                                                         Corporation
   | | | | |_Brothers Cincinnatian Corporation         Ohio          01/25/94           100              Hotel Manager
   | | | | |_Brothers Columbine Corporation            Oklahoma      03/18/94           100              Real Estate Holding
                                                                                                         Corporation
   | | | | |_Brothers Landing Corporation              Louisiana     02/24/94           100              Real Estate Holding
                                                                                                         Corporation
   | | | | |_Brothers Pennsylvanian Corporation        Pennsylvania  12/23/94           100              Real Estate Holding
                                                                                                         Corporation
   | | | | |_Brothers Port Richey Corporation          Florida       12/06/93           100              Apartment Manager
   | | | | |_Brothers Property Management Corporation  Ohio          09/25/87           100              Real Estate Management
   | | | | |_Brothers Railyard Corporation             Texas         12/14/93           100              Apartment Manager
   | | | |_Consolidated Underwriters, Inc.             Texas         10/14/80           100              Inactive
   | | | |_Contemporary American Insurance Company     Illinois      04/16/96           100              Property/Casualty Insurance
   | | | |_Crop Managers Insurance Agency, Inc.        Kansas        08/09/89           100              Insurance Agency
   | | | |_Dempsey & Siders Agency, Inc.               Ohio          05/09/56           100              Insurance Agency
   | | | |_Eagle American Insurance Company            Ohio          07/01/87           100              Property/Casualty Insurance
   | | | |_Eden Park Insurance Company                 Indiana       01/08/90           100              Special Risk Surplus Lines
   | | | |_FCIA Management Company, Inc.               New York      09/17/91             79             Servicing Agent
   | | | |_The Gains Group, Inc.                       Ohio          01/26/82           100              Marketing of Advertising
   | | | |_Great American Lloyd's, Inc.                Texas         08/02/83           100              Attorney-in-Fact - Texas
                                                                                                         Lloyd's Company
   | | | |_Great American Lloyd's Insurance Company    Texas         10/09/79     beneficial interest    Lloyd's Plan Insurer
   | | | |_Great American Management Services, Inc.    Ohio          12/05/74           100              Data Processing and
                                                                                                         Equipment Leasing
   | | | | |_American Payroll Services, Inc.           Ohio          02/20/87           100              Payroll Services
   | | | |_Great American Re Inc.                      Delaware      05/14/71           100              Reinsurance Intermediary
   | | | |_Great American Risk Management, Inc.        Ohio          04/21/80           100              Insurance Risk Management
   | | | |_Great Texas County Mutual Insurance Company Texas         04/29/54     beneficial interest    Property/Casualty Insurance
   | | | |_Grizzly Golf Center, Inc.                   Ohio          11/08/93           100              Operate Golf Courses
   | | | |_Homestead Snacks Inc.                       California    03/02/79           100  (2)         Meat Snack Distribution
   | | | | |_Giant Snacks, Inc.                        Delaware      07/06/89           100              Meat Snack Distribution
   | | | |_Key Largo Group, Inc.                       Florida       07/28/81           100              Land Developer & Resort
                                                                                                         Operator
   | | | | |_Key Largo Group Utility Company           Florida       11/26/84           100              Water & Sewer Utility
   | | | |_Mid-Continent Casualty Company              Oklahoma      02/26/47           100              Property/Casualty Insurance
   | | | | |_Mid-Continent Insurance Company           Oklahoma      08/13/92           100              Property/Casualty Insurance
   | | | | |_Oklahoma Surety Company                   Oklahoma      08/05/68           100              Property/Casualty Insurance
   | | | |_National Interstate Corporation             Ohio          01/26/89             52.15          Holding Company

AMERICAN FINANCIAL GROUP, INC.
| |_AFC Holding Company
| |_American Financial Corporation                                                      % OF STOCK OWNED (1)
| | |_Great American Holding Corporation                STATE OF      DATE OF         BY IMMEDIATE
| | | |_Great American Insurance Company                DOMICILE      INCORPORATION   PARENT COMPANY      NATURE OF BUSINESS
|_
   | | | | |_American Highways Insurance Agency         California    05/05/94           100            Insurance Agency
   | | | | |_Explorer Insurance Agency, Inc.            Ohio          07/17/97    beneficial interest   Insurance Agency
   | | | | |_National Interstate Insurance Agency of    Texas         06/07/89    beneficial interest   Insurance Agency
              Texas, Inc.
   | | | | |_National Interstate Insurance Agency, Inc. Ohio          02/13/89            100           Insurance Agency
   | | | | |_National Interstate Insurance Company      Ohio          02/10/89            100           Property/Casualty Ins.
   | | | | |_Safety, Claims & Litigation Services, Inc. Pennsylvania  06/23/95            100           Claims Third Party
                                                                                                        Administrator
   | | | |_OBGC Corporation                             Florida       11/23/77              80          Real Estate Development
   | | | |_Pointe Apartments, Inc.                      Minnesota     06/24/93            100           Real Estate Holding
                                                                                                        Corporation
   | | | |_Seven Hills Insurance Agency, Inc.           Ohio          12/22/97            100           Insurance Agency
   | | | |_Seven Hills Insurance Company                New York      06/30/32            100           Property/Casualty
                                                                                                        Reinsurance
   | | | |_Stonewall Insurance Company                  Alabama       02/1866             100           Property/Casualty Ins.
   | | | |_Stone Mountain Professional Liability        Georgia       08/07/95            100           Insurance Agency
            Agency, Inc.
   | | | |_Tamarack American, Inc.                      Delaware      06/10/86            100           Management Holding Company
   | | | |_Transport Insurance Company                  Ohio          05/25/76            100           Property/Casualty Ins.
   | | | | |_American Commonwealth Development Company  Texas         07/23/63            100           Real Estate Development
   | | | | | |_ACDC Holdings Corporation                Texas         05/04/81            100           Real Estate Development
   | | | | |_Instech Corporation                        Texas         09/02/75            100           Claim & Claim Adjustment
                                                                                                        Services
   | | | | |_TICO Insurance Company                     Ohio          06/03/80            100           Property/Casualty Ins.
   | | | | |_Transport Managing General Agency, Inc.    Texas         05/19/89            100           Managing General Agency
   | | | | |_Transport Insurance Agency, Inc.           Texas         08/21/89     beneficial interest  Insurance Agency
   | | | |_Transport Underwriters Association           California    05/11/45            100           Holding Company/Agency
   | | | |_Utility Insurance Services, Inc.             Texas         04/06/95            100 (2)       Texas Local Recording Agency
   | | | |_Utility Management Services, Inc.            Texas         09/07/65            100           Texas Managing General
                                                                                                        Agency
  |_One East Fourth, Inc.                               Ohio          02/03/64            100           Commercial Leasing
  |_PCC 38 Corp.                                        Illinois      12/23/96            100           Real Estate Holding Company
  |_Pioneer Carpet Mills, Inc.                          Ohio          04/29/76            100           Carpet Manufacturing
  |_TEJ Holdings, Inc.                                  Ohio          12/04/84            100           Real Estate Holdings
  |_Three East Fourth, Inc.                             Ohio          08/10/66            100           Commercial Leasing



(1) Except Director's Qualifying Shares.
(2) Total percentage owned by parent shown and by other affiliated company(ies).
(3) Convertible Preferred Stock.

Item 27.  Number of Contract Owners

As of March 31, 1998, there were 1,067 Individual Contract Owners, of which 988 were qualified and 79 were non-qualified. As of March 31, 1998, there were 15 Participants (Certificate Owners) in 3 Group Contracts.

Item 28.  Indemnification


(a)  The   Code  of   Regulations   of   Annuity   Investors   Life   Insurance
Company(REGISTERED) provides in Article V as follows:

      The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

(b) The directors and officers of Annuity Investors Life Insurance Company(REGISTERED) are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term "loss" means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending September 1, 1999. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA in the name of American Premier Underwriters, Inc.

Item 29.  Principal Underwriter

AAG Securities, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 ("1940 Act").

(a) AAG Securities, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors(REGISTERED) Variable Account A and Annuity Investors(REGISTERED) Variable Account B.

(b)   Directors and Officers of AAG Securities, Inc.

Name and Principal                 Position with
Business Address                   AAG Securities, Inc.
Thomas Kevin Liguzinski (1)        Chief Executive Officer and
                                   Director
Charles Kent McManus (1)           Senior Vice President
Mark Francis Muething (1)          Vice President, Secretary and
                                   Director
William Jack Maney, II (1)         Director
Jeffrey Scott Tate (1)             Director
James Lee Henderson (1)            President
Andrew Conrad Bambeck, III (1)     Vice President
William Claire Bair, Jr. (1)       Treasurer
Thomas E. Mischell (1)             Assistant Treasurer
Fred J. Runk (1)                   Assistant Treasurer


(1)  250 East Fifth Street, Cincinnati, Ohio  45202

(c)  Not applicable.

Item 30.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Lynn E. Laswell, Vice President and Controller of the Company, at the Administrative Office.

Item 31.  Management Services

Not applicable.

Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the
Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                             SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective Amendment No. 3 to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 13th day of November, 1998.

                          ANNUITY INVESTORS(REGISTERED) VARIABLE ACCOUNT B (REGISTRANT)


                          By: /s/ Robert Allen Adams
                              ----------------------
                               Robert Allen Adams
                               Chairman of the Board, President
                               and Director, Annuity Investors
                               Life Insurance Company(REGISTERED)


                          ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED) (DEPOSITOR)


                          By: /s/Robert Allen Adams
                              ---------------------
                               Robert Allen Adams
                               Chairman of the Board, President
                               and Director


      As required by the Securities Act of 1933, this Post-Effective Amendment No. 3 has been signed by the following persons in the capacities and on the dates indicated.



/s/ Robert Allen Adams         Principal Executive       November 13, 199
------------------------        Officer, Director
Robert Allen Adams*



/s/ Robert Eugene Allen        Principal Financial       November 13, 1998
------------------------           Officer
Robert Eugene Allen*



/s/ Lynn Edward Laswell        Principal Accounting      November 13, 1998
------------------------           Officer
Lynn Edward Laswell*

/s/ Stephen Craig Lindner           Director             November 13, 1998
-------------------------
Stephen Craig Lindner*



/s/ William Jack Maney, II          Director             November 13, 1998
--------------------------
William Jack Maney, II*



/s/ James Michael Mortensen         Director             November 13, 1998
---------------------------
James Michael Mortensen*



/s/ Mark Francis Muething           Director             November 13, 1998
-------------------------
Mark Francis Muething*



/s/ Jeffrey Scott Tate              Director             November 13, 1998
------------------------
Jeffrey Scott Tate*

Executed by Elisabeth Dahl on behalf of those indicated pursuant to Power of Attorney.